UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. –  The schedule of investments are filed herewith.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (22.2% of Net Assets)
$80,000	Federal Home Loan Bank, 4.375%, due 03/17/10	$81,674
100,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	101,638
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	146,108
941,231	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	921,583
240,134	Federal National Mortgage Association, 5%, due 05/01/37	228,580
478,344	Government National Mortgage Association, 5.5%, due 07/15/37	474,607
	Total U.S. Government Agency Obligations	1,954,190
	U.S. Treasury Bonds (2.8%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	19,613
150,000	U.S. Treasury Bond, 5.25%, due 11/15/28	161,367
50,000	U.S. Treasury Bond, 7.125%, due 02/15/23	63,734
	Total U.S. Treasury Bonds	244,714
	U.S. Treasury Notes (11.0%)
150,000	U.S. Treasury Note, 2.75%, due 02/28/13	147,106
250,000	U.S. Treasury Note, 4.5%, due 02/15/09	253,320
200,000	U.S. Treasury Note, 4.625%, due 08/31/11	210,313
330,000	U.S. Treasury Note, 4.875%, due 08/15/16	354,698
	Total U.S. Treasury Notes	965,437

	Total Fixed Income Securities (Cost: $3,145,546) (36.0%)	3,164,341

Number of Shares	Common Stock

	Aerospace & Defense (1.4%)
2,450	Honeywell International, Inc.	124,558

	Automobiles (0.8%)
6,495	General Motors Corp.	71,900

	Biotechnology (1.6%)
2,250	Amgen, Inc. (1)	140,918

	Commercial Services & Supplies (0.6%)
1,500	Waste Management, Inc.	53,310

	Communications Equipment (0.9%)
8,800	Motorola, Inc.	76,032

	Computers & Peripherals (4.8%)
5,450	Dell, Inc. (1)	133,906

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Computers & Peripherals (Continued)
1,800	Hewlett-Packard Co.	$80,640
1,600	International Business Machines Corp.	204,768
	Total Computers & Peripherals	419,314

	Consumer Finance (0.7%)
1,750	American Express Co.	64,960

	Diversified Financial Services (2.9%)
4,550	Citigroup, Inc.	85,039
4,100	JPMorgan Chase & Co.	166,583
	Total Diversified Financial Services	251,622

	Diversified Telecommunication Services (3.0%)
5,200	AT&T, Inc.	160,212
27,150	Qwest Communications International, Inc.	103,984
	Total Diversified Telecommunication Services	264,196

	Electric Utilities (1.6%)
3,550	American Electric Power Co., Inc.	140,225

	Electronic Equipment, Instruments & Components (2.5%)
11,965	Flextronics International, Ltd. (1)	106,848
3,287	Tyco Electronics, Ltd.	108,931
	Total Electronic Equipment, Instruments & Components	215,779

	Food & Staples Retailing (0.7%)
2,650	Whole Foods Market, Inc.	58,751

	Food Products (3.3%)
2,900	Dean Foods Co. (1)	61,770
5,700	Kraft Foods, Inc.	181,374
3,650	Sara Lee Corp.	49,859
	Total Food Products	293,003

	Health Care Equipment & Supplies (2.4%)
8,300	Boston Scientific Corp. (1)	98,687
1,137	Covidien, Ltd.	55,986
2,900	Hologic, Inc. (1)	53,563
	Total Health Care Equipment & Supplies	208,236

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Health Care Providers & Services (2.5%)
2,000	Aetna, Inc.	$82,020
23,700	Tenet Healthcare Corp. (1)	137,223
	Total Health Care Providers & Services	219,243

	Household Durables (1.0%)
2,450	Sony Corp. (SP ADR)	92,292

	Household Products (1.8%)
2,700	Kimberly-Clark Corp.	156,141

	Industrial Conglomerates (3.0%)
5,250	General Electric Co.	148,522
2,637	Tyco International, Ltd.	117,505
	Total Industrial Conglomerates	266,027

	Insurance (2.6%)
3,350	American International Group, Inc.	87,268
3,250	Travelers Cos., Inc. (The)	143,390
	Total Insurance	230,658

	Leisure Equipment & Products (1.2%)
5,200	Mattel, Inc.	104,260

	Media (4.3%)
7,200	Comcast Corp.	148,464
7,500	Interpublic Group of Cos., Inc. (The) (1)	65,925
11,400	Time Warner, Inc.	163,248
	Total Media	377,637

	Metals & Mining (0.9%)
2,400	Alcoa, Inc.	81,000

	Multi-Utilities (0.6%)
1,350	Ameren Corp.	55,472

	Multiline Retail (0.5%)
2,500	Macy’s, Inc.	47,025

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (5.2%)
2,500	Chevron Corp.	$211,400
2,700	ConocoPhillips	220,374
750	Valero Energy Corp.	25,057
	Total Oil, Gas & Consumable Fuels	456,831

	Paper & Forest Products (1.9%)
4,700	Louisiana-Pacific Corp.	39,762
4,700	MeadWestvaco Corp.	126,007
	Total Paper & Forest Products	165,769

	Pharmaceuticals (3.4%)
1,300	Bristol-Myers Squibb Co.	27,456
7,850	Pfizer, Inc.	146,559
4,200	Watson Pharmaceuticals, Inc. (1)	121,422
	Total Pharmaceuticals	295,437

	Semiconductors & Semiconductor Equipment (1.4%)
17,400	LSI Corp. (1)	120,756

	Specialty Retail (1.9%)
6,850	Gap, Inc. (The)	110,422
2,400	Home Depot, Inc. (The)	57,192
	Total Specialty Retail	167,614

	Thrifts & Mortgage Finance (1.0%)
7,850	Fannie Mae	90,274

	Total Common Stock (Cost: $6,276,320) (60.4%)	5,309,240

Principal Amount	Short-Term Investments
$317,949	State Street Bank & Trust Depository Reserve, 1%	317,949
	Total Short-Term Investments (Cost: $317,949) (3.6%)	317,949

	Total Investments (Cost: $9,739,815) (100.0%)	8,791,530
	Excess of Other Assets over Liabilities (—%)	4,128

	Net Assets (100.0%)	$8,795,658

See accompanying notes to Schedule of Investments.

Notes to the Schedule of Investments:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Balanced Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Automobiles	0.8
Biotechnology	1.6
Commercial Services & Supplies	0.6
Communications Equipment	0.9
Computers & Peripherals	4.8
Consumer Finance	0.7
Diversified Financial Services	2.9
Diversified Telecommunication Services	3.0
Electric Utilities	1.6
Electronic Equipment & Instruments	2.5
Food & Staples Retailing	0.7
Food Products	3.3
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.5
Household Durables	1.0
Household Products	1.8
Industrial Conglomerates	3.0
Insurance	2.6
Leisure Equipment & Products	1.2
Media	4.3
Metals & Mining	0.9
Multi-Utilities	0.6
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	5.2
Paper & Forest Products	1.9
Pharmaceuticals	3.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.9
Thrifts & Mortgage Finance	1.0
U.S. Government Agency Obligations	22.2
U.S. Treasury Bonds	2.8
U.S. Treasury Notes	11.0
Short-Term Investments	3.6
Total	100.0%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.3% of Net Assets)
271,909	Honeywell International, Inc.	$13,823,854

	Automobiles (1.3%)
719,090	General Motors Corp. (1)	7,960,326

	Biotechnology (2.7%)
254,700	Amgen, Inc. (2)	15,951,861

	Commercial Services & Supplies (1.1%)
180,200	Waste Management, Inc.	6,404,308

	Communications Equipment (1.4%)
975,630	Motorola, Inc.	8,429,443

	Computers & Peripherals (7.8%)
609,900	Dell, Inc. (2)	14,985,243
203,157	Hewlett-Packard Co.	9,101,434
176,100	International Business Machines Corp.	22,537,278
	Total Computers & Peripherals	46,623,955

	Consumer Finance (1.2%)
195,050	American Express Co.	7,240,256

	Diversified Financial Services (4.7%)
500,100	Citigroup, Inc.	9,346,869
452,118	JPMorgan Chase & Co.	18,369,554
	Total Diversified Financial Services	27,716,423

	Diversified Telecommunication Services (5.0%)
583,700	AT&T, Inc.	17,983,797
2,984,900	Qwest Communications International, Inc. (1)	11,432,167
	Total Diversified Telecommunication Services	29,415,964

	Electric Utilities (2.6%)
396,550	American Electric Power Co., Inc.	15,663,725

	Electronic Equipment, Instruments & Components (4.0%)
1,330,594	Flextronics International, Ltd. (2)	11,882,204

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments & Components (Continued)
354,375	Tyco Electronics, Ltd.	$11,743,988
	Total Electronic Equipment, Instruments & Components	23,626,192

	Food & Staples Retailing (1.1%)
295,200	Whole Foods Market, Inc. (1)	6,544,584

	Food Products (5.5%)
320,500	Dean Foods Co. (2)	6,826,650
633,300	Kraft Foods, Inc. (1)	20,151,606
426,800	Sara Lee Corp.	5,830,088
	Total Food Products	32,808,344

	Health Care Equipment & Supplies (3.9%)
922,600	Boston Scientific Corp. (2)	10,969,714
123,830	Covidien, Ltd.	6,097,389
321,700	Hologic, Inc. (2)	5,941,799
	Total Health Care Equipment & Supplies	23,008,902

	Health Care Providers & Services (4.3%)
221,800	Aetna, Inc.	9,096,018
2,802,850	Tenet Healthcare Corp. (2)	16,228,501
	Total Health Care Providers & Services	25,324,519

	Household Durables (1.7%)
271,500	Sony Corp. (SP ADR)	10,227,405

	Household Products (3.0%)
303,250	Kimberly-Clark Corp.	17,536,948

	Industrial Conglomerates (4.9%)
583,100	General Electric Co.	16,495,899
287,825	Tyco International, Ltd.	12,825,482
	Total Industrial Conglomerates	29,321,381

	Insurance (4.4%)
368,250	American International Group, Inc.	9,592,912
369,400	Travelers Cos., Inc. (The)	16,297,928
	Total Insurance	25,890,840

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Leisure Equipment & Products (1.9%)
574,600	Mattel, Inc.	$11,520,730

	Media (7.2%)
791,000	Comcast Corp.	16,310,420
930,800	Interpublic Group of Cos., Inc. (The) (2)	8,181,732
1,267,750	Time Warner, Inc.	18,154,180
	Total Media	42,646,332

	Metals & Mining (1.5%)
262,500	Alcoa, Inc.	8,859,375

	Multi-Utilities (1.0%)
147,100	Ameren Corp.	6,044,339

	Multiline Retail (0.9%)
279,700	Macy’s, Inc.	5,261,157

	Oil, Gas & Consumable Fuels (8.5%)
271,600	Chevron Corp.	22,966,496
302,544	ConocoPhillips	24,693,641
87,000	Valero Energy Corp.	2,906,670
	Total Oil, Gas & Consumable Fuels	50,566,807

	Paper & Forest Products (3.5%)
511,925	Louisiana-Pacific Corp. (1)	4,330,886
610,300	MeadWestvaco Corp.	16,362,143
	Total Paper & Forest Products	20,693,029

	Pharmaceuticals (5.5%)
161,200	Bristol-Myers Squibb Co.	3,404,544
862,400	Pfizer, Inc.	16,101,008
460,100	Watson Pharmaceuticals, Inc. (2)	13,301,491
	Total Pharmaceuticals	32,807,043

	Semiconductors & Semiconductor Equipment (2.2%)
1,884,300	LSI Corp. (2)	13,077,042

	Specialty Retail (3.1%)
763,200	Gap, Inc. (The)	12,302,784

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Specialty Retail (Continued)
263,000	Home Depot, Inc. (The)	$6,267,290
	Total Specialty Retail	18,570,074

	Thrifts & Mortgage Finance (1.7%)
869,580	Fannie Mae (1)	10,000,170

	Total Common Stock (Cost: $659,034,387) (99.9%)	593,565,328

	Short-Term Investments
	Money Market Investments (9.6%)
57,093,393	State Street Navigator Securities Lending Trust, 2.66% (3)	57,093,393

	Total Investments (Cost: $716,127,780) (109.5%)	650,658,721
	Liabilities in Excess of Other Assets (-9.5%)	(56,231,456)

	Net Assets (100.0%)	$594,427,265

Notes to the Schedule of Investments:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Diversified Value Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Automobiles	1.3
Biotechnology	2.7
Commercial Services & Supplies	1.1
Communications Equipment	1.4
Computers & Peripherals	7.8
Consumer Finance	1.2
Diversified Financial Services	4.7
Diversified Telecommunication Services	5.0
Electric Utilities	2.6
Electronic Equipment & Instruments	4.0
Food & Staples Retailing	1.1
Food Products	5.5
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	4.3
Household Durables	1.7
Household Products	3.0
Industrial Conglomerates	4.9
Insurance	4.4
Leisure Equipment & Products	1.9
Media	7.2
Metals & Mining	1.5
Multi-Utilities	1.0
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	8.5
Paper & Forest Products	3.5
Pharmaceuticals	5.5
Semiconductors & Semiconductor Equipment	2.2
Specialty Retail	3.1
Thrifts & Mortgage Finance	1.7
Short-Term Investments	9.6
Total	109.5%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.7% of Net Assets)
392,400	Honeywell International, Inc.	$19,949,616

	Automobiles (1.3%)
1,445,340	General Motors Corp. (1)	15,999,914

	Chemicals (3.7%)
1,017,800	Du Pont (E.I.) de Nemours & Co. (1)	44,589,818

	Commercial Services & Supplies (3.1%)
382,100	Avery Dennison Corp.	16,816,221
558,500	Waste Management, Inc.	19,849,090
	Total Commercial Services & Supplies	36,665,311

	Communications Equipment (1.5%)
2,087,900	Motorola, Inc.	18,039,456

	Computers & Peripherals (5.0%)
395,100	Hewlett-Packard Co.	17,700,480
322,300	International Business Machines Corp.	41,247,954
	Total Computers & Peripherals	58,948,434

	Containers & Packaging (3.3%)
1,537,600	Packaging Corp. of America	39,239,552

	Diversified Consumer Services (0.8%)
390,600	H&R Block, Inc.	9,503,298

	Diversified Financial Services (5.2%)
1,026,400	Citigroup, Inc.	19,183,416
970,400	JPMorgan Chase & Co.	39,427,352
63,700	NYSE Euronext	3,009,188
	Total Diversified Financial Services	61,619,956

	Diversified Telecommunication Services (7.4%)
944,000	AT&T, Inc.	29,084,640
372,204	BCE, Inc.	14,121,420
6,870,400	Qwest Communications International, Inc. (1)	26,313,632
1,519,854	Windstream Corp.	18,116,659
	Total Diversified Telecommunication Services	87,636,351

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electric Utilities (2.4%)
739,300	American Electric Power Co., Inc.	$29,202,350

	Electronic Equipment, Instruments & Components (2.2%)
805,800	Tyco Electronics, Ltd.	26,704,212

	Financial Services (1.8%)
1,159,500	Blackstone Group, LP (The) (1)	21,531,915

	Food & Staples Retailing (1.2%)
659,000	Whole Foods Market, Inc. (1)	14,610,030

	Food Products (6.0%)
1,206,400	Kraft Foods, Inc. (1)	38,387,648
2,402,900	Sara Lee Corp.	32,823,614
	Total Food Products	71,211,262

	Health Care Equipment & Supplies (1.0%)
235,900	Covidien, Ltd.	11,615,716

	Health Care Providers & Services (3.7%)
407,600	Aetna, Inc.	16,715,676
4,823,285	Tenet Healthcare Corp. (1) (2)	27,926,820
	Total Health Care Providers & Services	44,642,496

	Household Durables (0.9%)
300,700	Sony Corp. (SP ADR)	11,327,369

	Household Products (3.0%)
612,500	Kimberly-Clark Corp.	35,420,875

	Industrial Conglomerates (5.3%)
1,333,100	General Electric Co.	37,713,399
557,800	Tyco International, Ltd.	24,855,568
	Total Industrial Conglomerates	62,568,967

	Insurance (5.4%)
757,400	American International Group, Inc.	19,730,270
706,700	Travelers Cos., Inc. (The)	31,179,604

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (Continued)
716,500	XL Capital, Ltd. (1)	$12,818,185
	Total Insurance	63,728,059

	Leisure Equipment & Products (2.1%)
1,220,100	Mattel, Inc.	24,463,005

	Media (4.0%)
899,350	Comcast Corp.	18,544,597
1,722,500	Regal Entertainment Group (1)	28,679,625
	Total Media	47,224,222

	Metals & Mining (1.7%)
586,800	Alcoa, Inc.	19,804,500

	Multi-Utilities (1.0%)
294,500	Ameren Corp.	12,101,005

	Oil, Gas & Consumable Fuels (8.8%)
48,000	BP plc (SP ADR)	2,949,120
565,900	Chevron Corp.	47,852,504
594,400	ConocoPhillips	48,514,928
169,300	Valero Energy Corp.	5,656,313
	Total Oil, Gas & Consumable Fuels	104,972,865

	Paper & Forest Products (3.4%)
1,065,700	Louisiana-Pacific Corp. (1)	9,015,822
1,153,700	MeadWestvaco Corp. (1)	30,930,697
	Total Paper & Forest Products	39,946,519

	Pharmaceuticals (5.4%)
278,000	Bristol-Myers Squibb Co.	5,871,360
1,838,400	Pfizer, Inc.	34,322,928
829,100	Watson Pharmaceuticals, Inc. (2)	23,969,281
	Total Pharmaceuticals	64,163,569

	Real Estate Investment Trusts (REITs) (0.8%)
443,100	Hospitality Properties Trust	9,438,030

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Specialty Retail (3.2%)
1,499,900	Gap, Inc. (The)	$24,178,388
582,000	Home Depot, Inc. (The)	13,869,060
	Total Specialty Retail	38,047,448

	Thrifts & Mortgage Finance (3.6%)
1,818,370	Fannie Mae (1)	20,911,255
1,331,400	New York Community Bancorp, Inc. (1)	22,127,868
	Total Thrifts & Mortgage Finance	43,039,123

	Total Common Stock (Cost: $1,364,714,428) (99.9%)	1,187,955,243

	Short-Term Investments
	Money Market Investments (14.7%)
174,492,610	State Street Navigator Securities Lending Trust, 2.66% (3)	174,492,610

	Total Investments (Cost: $1,539,207,038) (114.6%)	1,362,447,853
	Liabilities in Excess of Other Assets (-14.6%)	(173,892,393)

	Net Assets (100.0%)	$1,188,555,460

Notes to the Schedule of Investments:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Automobiles	1.3
Chemicals	3.7
Commercial Services & Supplies	3.1
Communications Equipment	1.5
Computers & Peripherals	5.0
Containers & Packaging	3.3
Diversified Consumer Services	0.8
Diversified Financial Services	5.2
Diversified Telecommunication Services	7.4
Electric Utilities	2.4
Electronic Equipment & Instruments	2.2
Financial Services	1.8
Food & Staples Retailing	1.2
Food Products	6.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	3.7
Household Durables	0.9
Household Products	3.0
Industrial Conglomerates	5.3
Insurance	5.4
Leisure Equipment & Products	2.1
Media	4.0
Metals & Mining	1.7
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	8.8
Paper & Forest Products	3.4
Pharmaceuticals	5.4
Real Estate Investment Trusts (REITs)	0.8
Specialty Retail	3.2
Thrifts & Mortgage Finance	3.6
Short-Term Investments	14.7
Total	114.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (10.6% of Net Assets)
32,510	Honeywell International, Inc.	$1,652,808
14,065	Lockheed Martin Corp.	1,467,401
5,740	Northrop Grumman Corp.	386,819
9,265	Precision Castparts Corp.	865,629
10,800	United Technologies Corp.	690,984
	Total Aerospace & Defense	5,063,641

	Air Freight & Logistics (1.4%)
10,812	United Parcel Service, Inc. - Class B (1)	682,021

	Biotechnology (2.8%)
17,615	Genzyme Corp. (2)	1,350,190

	Capital Markets (4.3%)
24,930	Charles Schwab Corp. (The)	570,648
3,814	Goldman Sachs Group, Inc.	701,928
19,100	Morgan Stanley	754,068
	Total Capital Markets	2,026,644

	Chemicals (6.2%)
14,965	Air Products & Chemicals, Inc. (1)	1,424,818
24,612	Ecolab, Inc. (1)	1,100,156
4,850	Praxair, Inc.	454,591
	Total Chemicals	2,979,565

	Commercial Banks (2.9%)
44,967	Wells Fargo & Co. (1)	1,361,151

	Commercial Services & Supplies (2.0%)
26,700	Waste Management, Inc.	948,918

	Communications Equipment (3.2%)
17,300	Corning, Inc.	346,173
44,000	Nokia Oyj (SP ADR)	1,202,080
	Total Communications Equipment	1,548,253

	Diversified Financial Services (3.3%)
38,608	JPMorgan Chase & Co. (1)	1,568,643

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electric Utilities (1.7%)
10,080	Exelon Corp.	$792,490

	Electrical Equipment (1.7%)
17,080	Emerson Electric Co.	831,796

	Energy Equipment & Services (14.1%)
12,550	Baker Hughes, Inc. (1)	1,040,520
37,085	Halliburton Co. (1)	1,662,150
4,720	Noble Corp.	244,826
16,260	Schlumberger, Ltd.	1,652,016
7,862	Transocean, Inc. (1) (2)	1,069,468
28,100	Weatherford International, Ltd. (2)	1,060,213
	Total Energy Equipment & Services	6,729,193

	Food & Staples Retailing (0.6%)
4,275	Costco Wholesale Corp.	267,957

	Food Products (0.1%)
1,100	ConAgra Foods, Inc. (1)	23,848

	Health Care Providers & Services (5.2%)
22,200	Cardinal Health, Inc.	1,192,806
23,075	McKesson Corp.	1,291,969
	Total Health Care Providers & Services	2,484,775

	Household Products (3.6%)
26,200	Procter & Gamble Co. (The)	1,715,576

	Insurance (0.1%)
350	Hartford Financial Services Group (1)	22,187

	Machinery (7.0%)
20,485	Danaher Corp. (1)	1,631,630
9,415	Flowserve Corp.	1,255,396
3,620	SPX Corp.	458,944
	Total Machinery	3,345,970

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Metals & Mining (2.7%)
8,200	Allegheny Technologies, Inc. (1)	$387,778
9,400	Freeport-McMoRan Copper & Gold, Inc.	909,450
	Total Metals & Mining	1,297,228

	Multiline Retail (0.7%)
8,430	Kohl’s Corp. (1) (2)	353,301

	Oil, Gas & Consumable Fuels (7.1%)
4,900	Apache Corp.	549,633
28,171	Exxon Mobil Corp.	2,265,794
8,570	Peabody Energy Corp. (1)	579,760
	Total Oil, Gas & Consumable Fuels	3,395,187

	Pharmaceuticals (3.1%)
21,800	Johnson & Johnson (1)	1,492,646

	Road & Rail (3.6%)
8,000	CSX Corp.	540,640
16,500	Norfolk Southern Corp. (1)	1,186,680
	Total Road & Rail	1,727,320

	Semiconductors & Semiconductor Equipment (4.3%)
28,490	Microchip Technology, Inc. (1)	909,686
45,805	Texas Instruments, Inc. (1)	1,116,726
	Total Semiconductors & Semiconductor Equipment	2,026,412

	Specialty Retail (3.9%)
1,235	Best Buy Co., Inc. (1)	49,054
27,000	Lowe’s Cos., Inc.	548,640
37,000	TJX Cos., Inc. (The) (1)	1,247,270
	Total Specialty Retail	1,844,964

	Total Common Stock (Cost: $35,748,486) (96.2%)	45,879,876

Short-Term Investments
Money Market Investments (25.5%)
12,174,885	State Street Navigator Securities Lending Trust, 2.66% (3)	12,174,885

See accompanying notes to Schedule of Investments.

Principal Amount		Value
	Other Short-Term Investments (3.9%)
$1,871,778	State Street Bank & Trust Depository Reserve, 1%	$1,871,778
	Total Short-Term Investments (Cost: $14,046,663) (29.4%)	14,046,663

	Total Investments (Cost: $49,795,149) (125.6%)	59,926,539
	Liabilities in Excess of Other Assets (-25.6%)	(12,207,561)

	Net Assets (100.0%)	$47,718,978

Notes to the Schedule of Investments:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Equities Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	10.6%
Air Freight & Logistics	1.4
Biotechnology	2.8
Capital Markets	4.3
Chemicals	6.2
Commercial Banks	2.9
Commercial Services & Supplies	2.0
Communications Equipment	3.2
Diversified Financial Services	3.3
Electric Utilities	1.7
Electrical Equipment	1.7
Energy Equipment & Services	14.1
Food & Staples Retailing	0.6
Food Products	0.1
Health Care Providers & Services	5.2
Household Products	3.6
Insurance	0.1
Machinery	7.0
Metals & Mining	2.7
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	3.1
Road & Rail	3.6
Semiconductors & Semiconductor Equipment	4.3
Specialty Retail	3.9
Short-Term Investments	29.4
Total	125.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (12.0% of Net Assets)
25,800	Honeywell International, Inc. (1)	$1,311,672
13,900	Lockheed Martin Corp. (1)	1,450,187
4,805	Northrop Grumman Corp.	323,809
9,570	Precision Castparts Corp.	894,125
	Total Aerospace & Defense	3,979,793

	Biotechnology (2.9%)
12,400	Genzyme Corp. (2)	950,460

	Capital Markets (1.4%)
2,465	Goldman Sachs Group, Inc. (1)	453,659

	Chemicals (5.7%)
8,465	Air Products & Chemicals, Inc. (1)	805,953
24,175	Ecolab, Inc. (1)	1,080,622
	Total Chemicals	1,886,575

	Commercial Banks (3.5%)
37,725	Wells Fargo & Co. (1)	1,141,936

	Commercial Services & Supplies (2.3%)
21,800	Waste Management, Inc.	774,772

	Communications Equipment (2.9%)
35,700	Nokia Oyj (SP ADR)	975,324

	Diversified Financial Services (3.7%)
30,125	JPMorgan Chase & Co.	1,223,979

	Electric Utilities (3.0%)
12,665	Exelon Corp.	995,722

	Electrical Equipment (1.8%)
12,525	Emerson Electric Co.	609,968

	Energy Equipment & Services (17.3%)
33,560	Halliburton Co. (1)	1,504,159
6,675	Noble Corp.	346,232

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (Continued)
15,935	Schlumberger, Ltd.	$1,618,996
7,553	Transocean, Inc. (2)	1,027,435
32,800	Weatherford International, Ltd. (2)	1,237,544
	Total Energy Equipment & Services	5,734,366

	Health Care Providers & Services (6.6%)
20,800	Cardinal Health, Inc.	1,117,584
19,090	McKesson Corp.	1,068,849
	Total Health Care Providers & Services	2,186,433

	Household Products (4.6%)
23,200	Procter & Gamble Co. (The)	1,519,136

	Machinery (8.7%)
13,150	Danaher Corp.	1,047,398
10,295	Flowserve Corp. (1)	1,372,735
3,630	SPX Corp. (1)	460,211
	Total Machinery	2,880,344

	Metals & Mining (2.5%)
8,400	Freeport-McMoRan Copper & Gold, Inc.	812,700

	Oil, Gas & Consumable Fuels (5.6%)
9,100	Apache Corp. (1)	1,020,747
10,340	Exxon Mobil Corp.	831,646
	Total Oil, Gas & Consumable Fuels	1,852,393

	Pharmaceuticals (3.8%)
18,200	Johnson & Johnson (1)	1,246,154

	Road & Rail (3.7%)
16,785	Norfolk Southern Corp. (1)	1,207,177

	Semiconductors & Semiconductor Equipment (5.9%)
33,315	Microchip Technology, Inc. (1)	1,063,748
36,680	Texas Instruments, Inc. (1)	894,258
	Total Semiconductors & Semiconductor Equipment	1,958,006

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Specialty Retail (1.4%)
13,900	TJX Cos., Inc. (The) (1)	$468,569

	Total Common Stock (Cost: $27,775,717) (99.3%)	32,857,466

Short-Term Investments
Money Market Investments (25.0%)
8,280,662	State Street Navigator Securities Lending Trust, 2.66% (3)	8,280,662

Principal Amount
	Other Short-Term Investments (1.8%)
$592,068	State Street Bank & Trust Depository Reserve, 1%	592,068
	Total Short-Term Investments (Cost: $8,872,730) (26.8%)	8,872,730

	Total Investments (Cost: $36,648,447) (126.1%)	41,730,196
	Liabilities in Excess of Other Assets (-26.1%)	(8,647,710)

	Net Assets (100.0%)	$33,082,486

Notes to the Schedule of Investments:

SP ADR -

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Security partially or fully lent (Note 3).
(2)	Non-income producing security.
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Focused Equities Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	12.0%
Biotechnology	2.9
Capital Markets	1.4
Chemicals	5.7
Commercial Banks	3.5
Commercial Services & Supplies	2.3
Communications Equipment	2.9
Diversified Financial Services	3.7
Electric Utilities	3.0
Electrical Equipment	1.8
Energy Equipment & Services	17.3
Health Care Providers & Services	6.6
Household Products	4.6
Machinery	8.7
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	3.8
Road & Rail	3.7
Semiconductors & Semiconductor Equipment	5.9
Specialty Retail	1.4
Short-Term Investments	26.8
Total	126.1%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.0% of Net Assets)
150	Honeywell International, Inc.	$7,626
210	Raytheon Co.	11,955
	Total Aerospace & Defense	19,581

	Biotechnology (8.6%)
205	Arena Pharmaceuticals, Inc. (1)	1,390
260	Celgene Corp. (1)	19,627
125	Cephalon, Inc. (1)	9,145
90	Cougar Biotechnology, Inc. (1)	3,029
592	CV Therapeutics, Inc. (1)	5,547
250	Genentech, Inc. (1)	23,812
195	Gilead Sciences, Inc. (1)	10,526
190	Isis Pharmaceuticals, Inc. (1)	3,255
105	Savient Pharmaceuticals, Inc. (1)	2,791
90	Vertex Pharmaceuticals, Inc. (1)	3,105
	Total Biotechnology	82,227

	Capital Markets (1.7%)
80	Affiliated Managers Group, Inc. (1)	6,912
185	SEI Investments Co.	4,261
85	T. Rowe Price Group, Inc.	5,087
	Total Capital Markets	16,260

	Chemicals (6.2%)
35	Intrepid Potash, Inc. (1)	1,935
240	Monsanto Co.	28,586
160	Mosaic Co. (The) (1)	20,354
90	Praxair, Inc.	8,436
	Total Chemicals	59,311

	Commercial Services & Supplies (1.3%)
70	Clean Harbors, Inc. (1)	5,463
135	Huron Consulting Group, Inc. (1)	7,041
	Total Commercial Services & Supplies	12,504

	Communications Equipment (10.2%)
735	Corning, Inc.	14,707

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Communications Equipment (Continued)
1,596	Infinera Corp. (1)	$17,971
690	Qualcomm, Inc.	38,185
220	Research In Motion, Ltd. (1)	27,020
	Total Communications Equipment	97,883

	Computers & Peripherals (2.6%)
160	Apple, Inc. (1)	25,432

	Construction & Engineering (3.1%)
345	Foster Wheeler, Ltd. (1)	19,586
330	Quanta Services, Inc. (1)	10,190
	Total Construction & Engineering	29,776

	Distributors (0.4%)
185	LKQ Corp. (1)	3,792

	Diversified Consumer Services (0.5%)
195	K12, Inc. (1)	4,930

	Diversified Financial Services (2.8%)
244	IntercontinentalExchange, Inc. (1)	24,351
92	MSCI, Inc. (1)	2,737
	Total Diversified Financial Services	27,088

	Electrical Equipment (0.5%)
65	Energy Conversion Devices, Inc. (1)	4,545

	Electronic Equipment, Instruments & Components (0.5%)
47	Itron, Inc. (1)	4,340

	Energy Equipment & Services (10.5%)
45	Core Laboratories N.V.	5,832
225	FMC Technologies, Inc. (1)	13,901
115	National Oilwell Varco, Inc. (1)	9,043
210	Oceaneering International, Inc. (1)	12,734
90	Schlumberger, Ltd.	9,144
170	Transocean, Inc. (1)	23,125

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (Continued)
705	Weatherford International, Ltd. (1)	$26,600
	Total Energy Equipment & Services	100,379

	Food & Staples Retailing (1.3%)
330	CVS Caremark Corp.	12,045

	Food Products (0.1%)
110	Cosan, Ltd. (1)	1,442

	Health Care Equipment & Supplies (2.0%)
718	Dexcom, Inc. (1)	4,825
225	Hansen Medical, Inc. (1)	3,431
2,590	Sirius XM Radio, Inc.	4,144
385	Thoratec Corp. (1)	7,223
	Total Health Care Equipment & Supplies	19,623

	Health Care Providers & Services (6.1%)
365	Express Scripts, Inc. (1)	25,747
165	HealthExtras, Inc. (1)	4,952
250	HMS Holdings Corp. (1)	6,220
325	Medco Health Solutions, Inc. (1)	16,113
145	Psychiatric Solutions, Inc. (1)	5,078
	Total Health Care Providers & Services	58,110

	Health Care Technology (0.7%)
160	Cerner Corp. (1)	7,146

	Hotels, Restaurants & Leisure (2.3%)
80	Ctrip.com International, Ltd. (ADR)	3,607
255	Home Inns & Hotels Management, Inc. (ADR)(1)	3,988
405	Yum! Brands, Inc.	14,507
	Total Hotels, Restaurants & Leisure	22,102

	Household Products (0.9%)
135	Procter & Gamble Co. (The)	8,840

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (1.9%)
145	AFLAC, Inc.	$8,064
45	Assurant, Inc.	2,705
440	First Mercury Financial Corp. (1)	7,040
	Total Insurance	17,809

	Internet Software & Services (4.1%)
6	Baidu.com, Inc. (SP ADR)(1)	2,083
44	Google, Inc. (1)	20,845
230	Mercadolibre, Inc. (1)	8,245
230	Omniture, Inc. (1)	3,991
100	SINA Corp.	4,523
	Total Internet Software & Services	39,687

	IT Services (3.8%)
660	Cognizant Technology Solutions Corp. (1)	18,526
55	Mastercard, Inc.	13,428
60	Visa, Inc. (1)	4,384
	Total IT Services	36,338

	Leisure Equipment & Products (0.6%)
565	Leapfrog Enterprises, Inc. (1)	5,407

	Life Sciences Tools & Services (1.6%)
200	Invitrogen Corp. (1)	8,870
381	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	6,904
	Total Life Sciences Tools & Services	15,774

	Machinery (4.9%)
70	Danaher Corp.	5,576
265	Flowserve Corp.	35,335
45	SPX Corp.	5,705
	Total Machinery	46,616

	Marine (0.5%)
130	Excel Maritime Carriers, Ltd.	4,818

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (3.1%)
97	Arena Resources, Inc. (1)	$3,968
135	Peabody Energy Corp.	9,133
198	Quicksilver Resources, Inc. (1)	5,180
107	Swift Energy Co. (1)	5,438
35	Ultra Petroleum Corp. (1)	2,498
40	Whiting Petroleum Corp. (1)	3,747
	Total Oil, Gas & Consumable Fuels	29,964

	Pharmaceuticals (0.6%)
470	Mylan, Inc. (1)	6,096

	Real Estate Management & Development (0.5%)
460	E-House China Holdings, Ltd. (ADR)(1)	4,365

	Semiconductors & Semiconductor Equipment (1.5%)
375	Cavium Networks, Inc. (1)	6,019
580	Marvell Technology Group, Ltd. (1)	8,578
	Total Semiconductors & Semiconductor Equipment	14,597

	Software (2.7%)
135	ANSYS, Inc. (1)	6,194
161	ArcSight, Inc. (1)	1,821
350	Nuance Communications, Inc. (1)	5,432
160	Take-Two Interactive Software, Inc. (1)	3,648
90	Ultimate Software Group, Inc. (1)	2,361
170	VMware, Inc. (1)	6,094
	Total Software	25,550

	Specialty Retail (1.6%)
145	Abercrombie & Fitch Co.	8,007
245	Guess?, Inc.	7,759
	Total Specialty Retail	15,766

	Textiles, Apparel & Luxury Goods (1.2%)
145	Polo Ralph Lauren Corp.	8,580

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Textiles, Apparel & Luxury Goods (Continued)
110	Under Armour, Inc. (1)	$3,206
	Total Textiles, Apparel & Luxury Goods	11,786

	Wireless Telecommunication Services (5.4%)
625	American Tower Corp. (1)	26,188
780	Clearwire Corp. (1)	7,675
335	NII Holdings, Inc. - Class B (1)	18,311
	Total Wireless Telecommunication Services	52,174

	Total Common Stock (Cost: $943,240) (98.3%)	944,103

Principal Amount	Short-Term Investments
$22,433	State Street Bank & Trust Depository Reserve, 1%	22,433
	Total Short-Term Investments (Cost: $22,433) (2.4%)	22,433

	Total Investments (Cost: $965,673) (100.7%)	966,536
	Liabilities in Excess of Other Assets (-0.7%)	(6,392)

	Net Assets (100.0%)	$960,144

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Biotechnology	8.6
Capital Markets	1.7
Chemicals	6.2
Commercial Services & Supplies	1.3
Communications Equipment	10.2
Computers & Peripherals	2.6
Construction & Engineering	3.1
Distributors	0.4
Diversified Consumer Services	0.5
Diversified Financial Services	2.8
Electrical Equipment	0.5
Electronic Equipment & Instruments	0.5
Energy Equipment & Services	10.5
Food & Staples Retailing	1.3
Food Products	0.1
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	6.1
Health Care Technology	0.7
Hotels, Restaurants & Leisure	2.3
Household Products	0.9
IT Services	3.8
Insurance	1.9
Internet Software & Services	4.1
Leisure Equipment & Products	0.6
Life Sciences Tools & Services	1.6
Machinery	4.9
Marine	0.5
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	0.6
Real Estate Management & Development	0.5
Semiconductors & Semiconductor Equipment	1.5
Software	2.7
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	1.2
Wireless Telecommunication Services	5.4
Short-Term Investments	2.4
Total	100.7%

See accompanying notes to Schedule of Investments.

US EQUITIES
TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.2% of Net Assets)
46,900	Spirit AeroSystems Holdings, Inc. (1) (2)	$1,015,854

	Air Freight & Logistics (0.9%)
8,600	C.H. Robinson Worldwide, Inc. (2)	414,520

	Biotechnology (4.6%)
21,700	CV Therapeutics, Inc. (1) (2)	203,329
11,800	Genzyme Corp. (1)	904,470
28,800	Isis Pharmaceuticals, Inc. (1) (2)	493,344
16,200	Vertex Pharmaceuticals, Inc. (1) (2)	558,900
	Total Biotechnology	2,160,043

	Capital Markets (1.5%)
7,900	Affiliated Managers Group, Inc. (1) (2)	682,560

	Chemicals (2.3%)
18,500	Innophos Holdings, Inc. (2)	543,345
10,000	Intrepid Potash, Inc. (1) (2)	553,000
	Total Chemicals	1,096,345

	Commercial Services & Supplies (8.3%)
14,300	Advisory Board Co. (The) (1) (2)	548,405
19,300	Clean Harbors, Inc. (1) (2)	1,506,172
19,850	Corporate Executive Board Co.	743,978
46,200	Resources Connection, Inc. (2)	1,069,068
	Total Commercial Services & Supplies	3,867,623

	Communications Equipment (4.5%)
56,094	Infinera Corp. (1) (2)	631,618
12,000	Research In Motion, Ltd. (1)	1,473,840
	Total Communications Equipment	2,105,458

	Construction & Engineering (4.5%)
17,044	Foster Wheeler, Ltd. (1)	967,588
36,900	Quanta Services, Inc. (1) (2)	1,139,472
	Total Construction & Engineering	2,107,060

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Distributors (1.8%)
42,200	LKQ Corp. (1) (2)	$865,100

	Diversified Consumer Services (4.7%)
19,900	K12, Inc. (1) (2)	503,072
7,500	Strayer Education, Inc.	1,670,250
	Total Diversified Consumer Services	2,173,322

	Diversified Financial Services (2.9%)
9,400	IntercontinentalExchange, Inc. (1) (2)	938,120
13,908	MSCI, Inc. (1)	413,763
	Total Diversified Financial Services	1,351,883

	Energy Equipment & Services (14.1%)
8,600	Core Laboratories N.V. (2)	1,114,646
26,300	FMC Technologies, Inc. (1)	1,624,814
12,000	National Oilwell Varco, Inc. (1)	943,560
18,400	Oceaneering International, Inc. (1) (2)	1,115,776
23,900	Smith International, Inc. (2)	1,777,682
	Total Energy Equipment & Services	6,576,478

	Health Care Equipment & Supplies (3.5%)
3,300	Intuitive Surgical, Inc. (1) (2)	1,027,257
32,200	Thoratec Corp. (1) (2)	604,072
	Total Health Care Equipment & Supplies	1,631,329

	Health Care Providers & Services (2.9%)
27,100	HealthExtras, Inc. (1)	813,271
15,400	Psychiatric Solutions, Inc. (1) (2)	539,308
	Total Health Care Providers & Services	1,352,579

	Hotels, Restaurants & Leisure (3.0%)
6,300	Chipotle Mexican Grill, Inc. - Class B (1) (2)	403,326
22,400	Ctrip.com International, Ltd. (ADR)	1,010,016
	Total Hotels, Restaurants & Leisure	1,413,342

	Insurance (3.8%)
14,100	ACE, Ltd.	714,870

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (Continued)
9,200	Assurant, Inc.	$553,104
34,000	eHealth, Inc. (1) (2)	493,680
	Total Insurance	1,761,654

	Internet Software & Services (7.6%)
34,300	Akamai Technologies, Inc. (1) (2)	800,562
2,700	Baidu.com, Inc. (SP ADR)(1) (2)	937,305
21,700	Bankrate, Inc. (1) (2)	682,465
31,429	Mercadolibre, Inc. (1) (2)	1,126,730
	Total Internet Software & Services	3,547,062

	IT Services (2.4%)
40,800	Cognizant Technology Solutions Corp. (1)	1,145,256

	Life Sciences Tools & Services (1.8%)
47,116	WuXi PharmaTech (Cayman), Inc. (ADR)(1) (2)	853,742

	Machinery (5.1%)
10,400	Flowserve Corp.	1,386,736
7,800	SPX Corp. (2)	988,884
	Total Machinery	2,375,620

	Oil, Gas & Consumable Fuels (0.9%)
15,700	Quicksilver Resources, Inc. (1) (2)	410,712

	Pharmaceuticals (1.7%)
61,100	Mylan, Inc. (1) (2)	792,467

	Semiconductors & Semiconductor Equipment (1.1%)
31,889	Cavium Networks, Inc. (1) (2)	511,818

	Software (9.3%)
26,927	ANSYS, Inc. (1) (2)	1,235,411
9,800	Electronic Arts, Inc. (1)	423,164
29,000	Nuance Communications, Inc. (1)	450,080
19,550	Salesforce.com, Inc. (1) (2)	1,247,094

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (Continued)
27,096	VMware, Inc. (1) (2)	$971,392
	Total Software	4,327,141

	Wireless Telecommunication Services (2.0%)
93,000	Clearwire Corp. (1) (2)	915,120

	Total Common Stock (Cost: $39,271,958) (97.4%)	45,454,088

Short-Term Investments
Money Market Investments (27.3%)
12,719,419	State Street Navigator Securities Lending Trust, 2.66% (3)	12,719,419

Principal Amount
	Other Short-Term Investments (1.8%)
$825,288	State Street Bank & Trust Depository Reserve, 1%	825,288
	Total Short-Term Investments (Cost: $13,544,708) (29.1%)	13,544,707

	Total Investments (Cost: $52,816,666) (126.5%)	58,998,795
	Liabilities in Excess of Other Assets (-26.5%)	(12,350,028)

	Net Assets (100.0%)	$46,648,767

Notes to the Schedule of Investments:
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.
(2)		Security partially or fully lent (Note 3).
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES
TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	0.9
Biotechnology	4.6
Capital Markets	1.5
Chemicals	2.3
Commercial Services & Supplies	8.3
Communications Equipment	4.5
Construction & Engineering	4.5
Distributors	1.8
Diversified Consumer Services	4.7
Diversified Financial Services	2.9
Energy Equipment & Services	14.1
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	3.0
IT Services	2.4
Insurance	3.8
Internet Software & Services	7.6
Life Sciences Tools & Services	1.8
Machinery	5.1
Oil, Gas & Consumable Fuels	0.9
Pharmaceuticals	1.7
Semiconductors & Semiconductor Equipment	1.1
Software	9.3
Wireless Telecommunication Services	2.0
Short-Term Investments	29.1
Total	126.5%

See accompanying notes to Schedule of Investments.

US EQUITIES
TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.5% of Net Assets)
2,750	General Dynamics Corp.	$245,135
5,700	Raytheon Co.	324,501
	Total Aerospace & Defense	569,636

	Biotechnology (5.7%)
11,250	Celgene Corp. (1)	849,262
4,900	Genentech, Inc. (1)	466,725
	Total Biotechnology	1,315,987

	Capital Markets (2.0%)
7,800	T. Rowe Price Group, Inc.	466,830

	Chemicals (9.9%)
10,750	Monsanto Co.	1,280,432
4,900	Mosaic Co. (The) (1)	623,329
1,800	Potash Corp. of Saskatchewan, Inc.	367,686
	Total Chemicals	2,271,447

	Commercial Services & Supplies (1.5%)
11,950	Corrections Corp. of America (1)	334,959

	Communications Equipment (8.9%)
17,850	Corning, Inc.	357,178
21,200	Qualcomm, Inc.	1,173,208
4,100	Research In Motion, Ltd. (1)	503,562
	Total Communications Equipment	2,033,948

	Computers & Peripherals (4.5%)
6,475	Apple, Inc. (1)	1,029,201

	Construction & Engineering (1.8%)
7,200	Foster Wheeler, Ltd. (1)	408,744

	Diversified Financial Services (3.4%)
650	CME Group, Inc.	234,084
5,500	IntercontinentalExchange, Inc. (1)	548,900
	Total Diversified Financial Services	782,984

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (13.2%)
11,950	FMC Technologies, Inc. (1)	$738,271
6,100	National Oilwell Varco, Inc. (1)	479,643
5,400	Oceaneering International, Inc. (1)	327,456
4,523	Transocean, Inc. (1)	615,264
22,950	Weatherford International, Ltd. (1)	865,903
	Total Energy Equipment & Services	3,026,537

	Food & Staples Retailing (2.6%)
16,425	CVS Caremark Corp.	599,513

	Health Care Equipment & Supplies (1.7%)
8,500	St. Jude Medical, Inc. (1)	395,930

	Health Care Providers & Services (7.3%)
15,300	Express Scripts, Inc. (1)	1,079,262
11,850	Medco Health Solutions, Inc. (1)	587,523
	Total Health Care Providers & Services	1,666,785

	Hotels, Restaurants & Leisure (1.5%)
9,700	Yum! Brands, Inc.	347,454

	Household Products (1.9%)
6,650	Procter & Gamble Co. (The)	435,442

	Internet Software & Services (4.6%)
2,225	Google, Inc. (1)	1,054,094

	IT Services (6.5%)
18,850	Cognizant Technology Solutions Corp. (1)	529,120
2,950	Mastercard, Inc.	720,242
3,300	Visa, Inc. (1)	241,098
	Total IT Services	1,490,460

	Machinery (7.1%)
3,435	Danaher Corp.	273,598
6,300	Flowserve Corp.	840,042

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Machinery (Continued)
7,900	ITT Corp.	$528,984
	Total Machinery	1,642,624

	Oil, Gas & Consumable Fuels (2.1%)
7,050	Peabody Energy Corp.	476,933

	Software (2.6%)
27,600	Oracle Corp. (1)	594,228

	Specialty Retail (2.1%)
5,410	Abercrombie & Fitch Co.	298,740
5,650	Guess?, Inc.	178,936
	Total Specialty Retail	477,676

	Wireless Telecommunication Services (6.7%)
15,850	American Tower Corp. (1)	664,115
16,100	NII Holdings, Inc. - Class B (1)	880,026
	Total Wireless Telecommunication Services	1,544,141

	Total Common Stock (Cost: $20,287,771) (100.1%)	22,965,553

Principal Amount	Short-Term Investments
71,151	State Street Bank & Trust Depository Reserve, 1%	71,151
	Total Short-Term Investments (Cost: $71,151) (0.3%)	71,151

	Total Investments (Cost: $20,358,922) (100.4%)	23,036,704
	Liabilities in Excess of Other Assets (-0.4%)	(90,136)

	Net Assets (100.0%)	$22,946,568

Notes to the Schedule of Investments:

(1)           Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES
TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Biotechnology	5.7
Capital Markets	2.0
Chemicals	9.9
Commercial Services & Supplies	1.5
Communications Equipment	8.9
Computers & Peripherals	4.5
Construction & Engineering	1.8
Diversified Financial Services	3.4
Energy Equipment & Services	13.2
Food & Staples Retailing	2.6
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	7.3
Hotels, Restaurants & Leisure	1.5
Household Products	1.9
IT Services	6.5
Internet Software & Services	4.6
Machinery	7.1
Oil, Gas & Consumable Fuels	2.1
Software	2.6
Specialty Retail	2.1
Wireless Telecommunication Services	6.7
Short-Term Investments	0.3
Total	100.4%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Airlines (0.3% of Net Assets)
22,700	Continental Airlines, Inc. - Class B (1) (2)	$311,671

	Auto Components (0.9%)
35,700	ArvinMeritor, Inc. (2)	493,017
23,300	Tenneco, Inc. (1) (2)	335,986
	Total Auto Components	829,003

	Automobiles (0.5%)
151,500	Fleetwood Enterprises, Inc. (1) (2)	428,745

	Biotechnology (2.7%)
233,800	Arena Pharmaceuticals, Inc. (1) (2)	1,585,164
149,800	Human Genome Sciences, Inc. (1) (2)	993,174
	Total Biotechnology	2,578,338

	Capital Markets (3.6%)
50,341	Apollo Investment Corp. (2)	801,932
24,700	Cohen & Steers, Inc. (2)	617,994
27,300	Lazard, Ltd. (2)	1,114,113
26,400	Piper Jaffray Companies, Inc. (1) (2)	937,200
	Total Capital Markets	3,471,239

	Chemicals (3.2%)
165,000	Chemtura Corp.	1,075,800
21,200	H. B. Fuller Co. (2)	530,000
109,150	PolyOne Corp. (1)	818,625
61,100	Spartech Corp.	617,721
	Total Chemicals	3,042,146

	Commercial Banks (1.4%)
104,700	National City Corp. (2)	495,231
30,700	South Financial Group, Inc. (The) (2)	185,121
53,700	TCF Financial Corp. (2)	684,675
	Total Commercial Banks	1,365,027

	Commercial Services & Supplies (2.6%)
55,700	Allied Waste Industries, Inc. (1)	673,970

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Commercial Services & Supplies (Continued)
106,300	On Assignment, Inc. (1) (2)	$906,739
30,600	Tetra Tech, Inc. (1) (2)	879,138
	Total Commercial Services & Supplies	2,459,847

	Computers & Peripherals (2.6%)
172,800	Cray, Inc. (1) (2)	874,368
324,900	Dot Hill Systems Corp. (1)	857,736
52,700	Intevac, Inc. (1) (2)	561,255
14,200	Rackable Systems, Inc. (1) (2)	179,630
	Total Computers & Peripherals	2,472,989

	Construction & Engineering (1.1%)
3,400	Orion Marine Group, Inc. (1) (2)	47,090
17,300	Shaw Group, Inc. (1) (2)	999,940
	Total Construction & Engineering	1,047,030

	Containers & Packaging (0.8%)
136,500	Smurfit-Stone Container Corp. (1) (2)	779,415

	Distributors (0.3%)
133,700	Building Materials Holding Corp. (2)	248,682

	Diversified Consumer Services (0.7%)
27,700	H&R Block, Inc.	673,941

	Diversified Telecommunication Services (1.9%)
379,700	Cincinnati Bell, Inc. (1) (2)	1,480,830
52,400	FairPoint Communications, Inc. (2)	363,656
	Total Diversified Telecommunication Services	1,844,486

	Electrical Equipment (4.2%)
311,700	FuelCell Energy, Inc. (1) (2)	2,577,759
61,400	GrafTech International, Ltd. (1) (2)	1,439,830
	Total Electrical Equipment	4,017,589

	Electronic Equipment, Instruments & Components (1.9%)
120,100	American Technology Corp. (1) (2)	193,361

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments & Components (Continued)
36,900	Echelon Corp. (1) (2)	$389,295
133,431	Flextronics International, Ltd. (1)	1,191,539
	Total Electronic Equipment, Instruments & Components	1,774,195

	Energy Equipment & Services (3.0%)
38,100	Hercules Offshore, Inc. (1) (2)	951,357
59,600	Key Energy Services, Inc. (1)	957,176
130,600	Newpark Resources, Inc. (1) (2)	955,992
	Total Energy Equipment & Services	2,864,525

	Food Products (2.7%)
82,000	Hain Celestial Group, Inc. (The) (1) (2)	2,143,480
82,600	Tasty Baking Co. (2)	384,916
	Total Food Products	2,528,396

	Health Care Equipment & Supplies (5.2%)
36,100	Invacare Corp. (2)	849,433
66,600	Synovis Life Technologies, Inc. (1)	1,374,624
147,700	Thoratec Corp. (1) (2)	2,770,852
	Total Health Care Equipment & Supplies	4,994,909

	Health Care Providers & Services (4.0%)
64,000	Healthspring, Inc. (1) (2)	1,244,800
62,400	Kindred Healthcare, Inc. (1)	1,682,928
33,690	PharMerica Corp. (1)	796,768
5,400	Triple-S Management Corp. - Class B (1) (2)	85,698
	Total Health Care Providers & Services	3,810,194

	Health Care Technology (2.3%)
100,100	Eclipsys Corp. (1) (2)	2,207,205

	Hotels, Restaurants & Leisure (2.8%)
79,450	California Pizza Kitchen, Inc. (1) (2)	1,036,823
82,600	Isle of Capri Casinos, Inc. (1) (2)	548,464
116,700	Luby’s, Inc. (1) (2)	812,232

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (Continued)
273,500	Six Flags, Inc. (1) (2)	$311,790
	Total Hotels, Restaurants & Leisure	2,709,309

	Household Durables (0.6%)
16,300	Centex Corp. (2)	239,284
8,000	KB Home (2)	140,720
7,300	Toll Brothers, Inc. (1) (2)	146,657
	Total Household Durables	526,661

	Independent Power Producers & Energy Traders (1.7%)
234,700	Dynegy, Inc. (1) (2)	1,579,531

	Insurance (5.1%)
67,200	AmCOMP, Inc. (1)	692,160
27,700	American Financial Group, Inc.	802,469
86,166	Donegal Group, Inc. (2)	1,501,012
98,647	Hilltop Holdings, Inc. (1) (2)	1,017,050
32,200	MBIA, Inc. (2)	190,946
64,900	Phoenix Companies, Inc. (The) (2)	631,477
	Total Insurance	4,835,114

	IT Services (0.5%)
127,800	Unisys Corp. (1) (2)	471,582

	Life Sciences Tools & Services (2.8%)
174,400	Albany Molecular Research, Inc. (1) (2)	2,668,320

	Machinery (6.6%)
35,600	AGCO Corp. (1) (2)	2,130,660
122,900	Federal Signal Corp. (2)	1,766,073
43,600	Wabtec Corp. (2)	2,419,800
	Total Machinery	6,316,533

	Marine (0.9%)
18,900	Kirby Corp. (1) (2)	901,908

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Media (1.9%)
55,400	4Kids Entertainment, Inc. (1) (2)	$477,548
54,500	Interpublic Group of Cos., Inc. (The) (1) (2)	479,055
151,435	Mediacom Communications Corp. (1) (2)	864,694
	Total Media	1,821,297

	Multi-Utilities (2.5%)
69,800	Avista Corp.	1,578,876
32,700	NorthWestern Corp. (2)	809,979
	Total Multi-Utilities	2,388,855

	Multiline Retail (0.7%)
68,400	Saks, Inc. (1) (2)	696,996

	Paper & Forest Products (2.8%)
27,534	AbitibiBowater, Inc. (2)	232,112
62,200	Buckeye Technologies, Inc. (1)	606,450
123,400	Glatfelter Co. (2)	1,804,108
	Total Paper & Forest Products	2,642,670

	Pharmaceuticals (1.7%)
32,400	Alpharma, Inc. (1) (2)	735,804
40,900	Mylan, Inc. (1) (2)	530,473
28,000	Viropharma, Inc. (1) (2)	344,680
	Total Pharmaceuticals	1,610,957

	Real Estate Investment Trusts (REITs) (1.1%)
54,400	Medical Properties Trust, Inc. (2)	603,296
19,700	Redwood Trust, Inc. (2)	430,051
	Total Real Estate Investment Trusts (REITs)	1,033,347

	Road & Rail (2.4%)
33,100	Con-way, Inc. (2)	1,673,536
39,200	USA Truck, Inc. (1) (2)	626,416
	Total Road & Rail	2,299,952

	Semiconductors & Semiconductor Equipment (5.8%)
114,424	Brooks Automation, Inc. (1)	893,651

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
68,200	Fairchild Semiconductor International, Inc. (1)	$828,630
314,300	Lattice Semiconductor Corp. (1) (2)	760,606
285,100	Mattson Technology, Inc. (1) (2)	1,285,801
161,740	Nanometrics, Inc. (1) (2)	706,804
39,300	Novellus Systems, Inc. (1) (2)	800,541
62,900	Photronics, Inc. (1) (2)	267,325
	Total Semiconductors & Semiconductor Equipment	5,543,358

	Software (2.6%)
283,500	Novell, Inc. (1)	1,579,095
60,700	THQ, Inc. (1) (2)	921,426
	Total Software	2,500,521

	Specialty Retail (3.1%)
375,100	Blockbuster, Inc. (1) (2)	1,046,529
156,900	Cost Plus, Inc. (1) (2)	370,284
213,700	Pier 1 Imports, Inc. (1) (2)	790,690
51,400	Talbots, Inc. (The) (2)	720,114
	Total Specialty Retail	2,927,617

	Textiles, Apparel & Luxury Goods (0.3%)
7,200	Warnaco Group, Inc. (1) (2)	302,040

	Thrifts & Mortgage Finance (1.8%)
147,000	Bank Mutual Corp. (2)	1,719,900

	Total Common Stock (Cost: $92,240,082) (93.6%)	89,246,040
	Warrants

	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, expire 02/09/11	—

Short-Term Investments
Money Market Investments (29.0%)
27,663,994	State Street Navigator Securities Lending Trust, 2.66% (3)	27,663,994

See accompanying notes to Schedule of Investments.

Principal Amount		Value
	Other Short-Term Investments (6.0%)
$5,681,320	State Street Bank & Trust Depository Reserve, 1%	$5,681,320
	Total Short-Term Investments (Cost: $33,345,314) (35.0%)	33,345,314

	Total Investments (Cost: $125,585,396) (128.6%)	122,591,354
	Liabilities in Excess of Other Assets (-28.6%)	(27,229,220)

	Net Assets (100.0%)	$95,362,134

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Security partially or fully lent (Note 3).
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Airlines	0.3%
Auto Components	0.9
Automobiles	0.5
Biotechnology	2.7
Capital Markets	3.6
Chemicals	3.2
Commercial Banks	1.4
Commercial Services & Supplies	2.6
Computers & Peripherals	2.6
Construction & Engineering	1.1
Containers & Packaging	0.8
Distributors	0.3
Diversified Consumer Services	0.7
Diversified Telecommunication Services	1.9
Electrical Equipment	4.2
Electronic Equipment & Instruments	1.9
Energy Equipment & Services	3.0
Food Products	2.7
Health Care Equipment & Supplies	5.2
Health Care Providers & Services	4.0
Health Care Technology	2.3
Hotels, Restaurants & Leisure	2.8
Household Durables	0.6
IT Services	0.5
Independent Power Producers & Energy Traders	1.7
Insurance	5.1
Life Sciences Tools & Services	2.8
Machinery	6.6
Marine	0.9
Media	1.9
Multi-Utilities	2.5
Multiline Retail	0.7
Paper & Forest Products	2.8
Pharmaceuticals	1.7
Real Estate Investment Trusts (REITs)	1.1
Road & Rail	2.4
Semiconductors & Semiconductor Equipment	5.8
Software	2.6
Specialty Retail	3.1
Textiles, Apparel & Luxury Goods	0.3
Thrifts & Mortgage Finance	1.8
Short-Term Investments	35.0
Total	128.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Air Freight & Logistics (5.1% of Net Assets)
841,959	C.H. Robinson Worldwide, Inc.	$40,582,424
651,466	Expeditors International of Washington, Inc.	23,133,557
	Total Air Freight & Logistics	63,715,981

	Biotechnology (16.3%)
441,400	Cephalon, Inc. (1) (2)	32,292,824
604,971	Genentech, Inc. (2)	57,623,488
871,040	Genzyme Corp. (2)	66,765,216
901,700	Gilead Sciences, Inc. (2)	48,673,766
	Total Biotechnology	205,355,294

	Chemicals (2.1%)
227,200	Monsanto Co.	27,061,792

	Communications Equipment (11.3%)
1,849,896	Qualcomm, Inc.	102,373,245
322,300	Research In Motion, Ltd. (2)	39,584,886
	Total Communications Equipment	141,958,131

	Computers & Peripherals (4.0%)
222,400	Apple, Inc. (2)	35,350,480
600,645	NetApp, Inc. (2)	15,346,480
	Total Computers & Peripherals	50,696,960

	Diversified Financial Services (3.2%)
398,600	IntercontinentalExchange, Inc. (2)	39,780,280

	Energy Equipment & Services (7.1%)
376,300	Oceaneering International, Inc. (2)	22,818,832
659,586	Schlumberger, Ltd.	67,013,938
	Total Energy Equipment & Services	89,832,770

	Food & Staples Retailing (2.8%)
563,700	Costco Wholesale Corp.	35,332,716

	Health Care Equipment & Supplies (6.2%)
104,400	Intuitive Surgical, Inc. (2)	32,498,676

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (Continued)
766,285	Varian Medical Systems, Inc. (2)	$45,977,100
	Total Health Care Equipment & Supplies	78,475,776

	Health Care Technology (3.0%)
846,245	Cerner Corp. (1) (2)	37,793,302

	Hotels, Restaurants & Leisure (3.0%)
1,039,700	Yum! Brands, Inc.	37,242,054

	Household Products (3.8%)
729,400	Procter & Gamble Co. (The)	47,761,112

	Insurance (5.0%)
415	Berkshire Hathaway, Inc. (2)	47,496,750
753,198	Progressive Corp. (The)	15,252,259
	Total Insurance	62,749,009

	Internet & Catalog Retail (6.3%)
1,029,045	Amazon.com, Inc. (1) (2)	78,557,295

	Internet Software & Services (10.0%)
942,149	Akamai Technologies, Inc. (2)	21,989,758
146,755	Google, Inc. (2)	69,525,181
1,041,883	VeriSign, Inc. (2)	33,902,873
	Total Internet Software & Services	125,417,812

	IT Services (5.6%)
935,800	Cognizant Technology Solutions Corp. (2)	26,267,906
596,200	Visa, Inc. (2)	43,558,372
	Total IT Services	69,826,278

	Metals & Mining (0.2%)
42,662	Allegheny Technologies, Inc. (1)	2,017,486

	Semiconductors & Semiconductor Equipment (2.3%)
1,927,800	Marvell Technology Group, Ltd. (2)	28,512,162

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (5.6%)
1,096,362	Salesforce.com, Inc. (2)	$69,936,932

	Total Common Stock (Cost: $1,006,309,956) (102.9%)	1,292,023,142

Short-Term Investments
Money Market Investments (5.0%)
63,053,881	State Street Navigator Securities Lending Trust, 2.66% (3)	63,053,881

Principal Amount
	Other Short-Term Investments (1.5%)
$19,154,319	State Street Bank & Trust Depository Reserve, 1%	19,154,319
	Total Short-Term Investments (Cost: $82,208,201) (6.5%)	82,208,200

	Total Investments (Cost: $1,088,518,157) (109.4%)	1,374,231,342
	Liabilities in Excess of Other Assets (-9.4%)	(118,517,534)

	Net Assets (100.0%)	$1,255,713,808

Notes to the Schedule of Investments:
(1)	Security partially or fully lent (Note 3).
(2)	Non-income producing security.
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Air Freight & Logistics	5.1%
Biotechnology	16.3
Chemicals	2.1
Communications Equipment	11.3
Computers & Peripherals	4.0
Diversified Financial Services	3.2
Energy Equipment & Services	7.1
Food & Staples Retailing	2.8
Health Care Equipment & Supplies	6.2
Health Care Technology	3.0
Hotels, Restaurants & Leisure	3.0
Household Products	3.8
IT Services	5.6
Insurance	5.0
Internet & Catalog Retail	6.3
Internet Software & Services	10.0
Metals & Mining	0.2
Semiconductors & Semiconductor Equipment	2.3
Software	5.6
Short-Term Investments	6.5
Total	109.4%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.2% of Net Assets)
68,200	Spirit AeroSystems Holdings, Inc. (1)	$1,477,212

	Biotechnology (8.3%)
135,800	Arena Pharmaceuticals, Inc. (1) (2)	920,724
42,983	Cougar Biotechnology, Inc. (1) (2)	1,446,378
245,310	CV Therapeutics, Inc. (1) (2)	2,298,555
47,100	InterMune, Inc. (1) (2)	809,178
81,800	Isis Pharmaceuticals, Inc. (1) (2)	1,401,234
75,100	Orexigen Therapeutics, Inc. (1) (2)	657,125
43,000	Savient Pharmaceuticals, Inc. (1) (2)	1,142,940
40,600	Vertex Pharmaceuticals, Inc. (1) (2)	1,400,700
	Total Biotechnology	10,076,834

	Capital Markets (1.4%)
75,900	SEI Investments Co.	1,747,977

	Commercial Services & Supplies (8.5%)
32,600	Advisory Board Co. (The) (1) (2)	1,250,210
34,311	Clean Harbors, Inc. (1) (2)	2,677,631
55,300	Huron Consulting Group, Inc. (1) (2)	2,884,448
151,560	Resources Connection, Inc. (2)	3,507,098
	Total Commercial Services & Supplies	10,319,387

	Communications Equipment (2.0%)
216,234	Infinera Corp. (1) (2)	2,434,795

	Construction & Engineering (4.4%)
31,600	Northwest Pipe Co. (1) (2)	1,837,540
115,000	Quanta Services, Inc. (1) (2)	3,551,200
	Total Construction & Engineering	5,388,740

	Distributors (1.3%)
75,400	LKQ Corp. (1) (2)	1,545,700

	Diversified Consumer Services (1.7%)
81,782	K12, Inc. (1) (2)	2,067,449

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Diversified Financial Services (0.9%)
37,309	MSCI, Inc. (1) (2)	$1,109,943

	Electrical Equipment (1.5%)
26,036	Energy Conversion Devices, Inc. (1)	1,820,697

	Energy Equipment & Services (4.9%)
20,900	Core Laboratories N.V. (2)	2,708,849
19,800	FMC Technologies, Inc. (1) (2)	1,223,244
32,600	Oceaneering International, Inc. (1) (2)	1,976,864
	Total Energy Equipment & Services	5,908,957

	Health Care Equipment & Supplies (8.7%)
308,548	Dexcom, Inc. (1) (2)	2,073,443
93,650	Hansen Medical, Inc. (1) (2)	1,428,162
171,900	MAKO Surgical Corp. (1) (2)	1,285,812
119,000	RTI Biologics, Inc. (1)	986,510
1,130,900	Sirius XM Radio, Inc. (2)	1,809,440
161,000	Thoratec Corp. (1) (2)	3,020,360
	Total Health Care Equipment & Supplies	10,603,727

	Health Care Providers & Services (5.5%)
67,600	HealthExtras, Inc. (1) (2)	2,028,676
101,300	HMS Holdings Corp. (1) (2)	2,520,344
59,600	Psychiatric Solutions, Inc. (1) (2)	2,087,192
	Total Health Care Providers & Services	6,636,212

	Hotels, Restaurants & Leisure (2.7%)
37,700	Ctrip.com International, Ltd. (ADR)	1,699,893
103,979	Home Inns & Hotels Management, Inc. (ADR)(1) (2)	1,626,232
	Total Hotels, Restaurants & Leisure	3,326,125

	Insurance (4.0%)
44,674	eHealth, Inc. (1) (2)	648,666
189,540	First Mercury Financial Corp. (1) (2)	3,032,640
55,817	National Interstate Corp. (2)	1,123,038
	Total Insurance	4,804,344

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Internet Software & Services (7.0%)
96,735	Mercadolibre, Inc. (1) (2)	$3,467,950
97,900	Omniture, Inc. (1) (2)	1,698,565
42,385	SINA Corp. (2)	1,917,074
38,026	Vocus, Inc. (1) (2)	1,353,345
	Total Internet Software & Services	8,436,934

	Leisure Equipment & Products (1.8%)
230,000	Leapfrog Enterprises, Inc. (1) (2)	2,201,100

	Life Sciences Tools & Services (2.9%)
36,900	Medivation, Inc. (1) (2)	738,000
154,833	WuXi PharmaTech (Cayman), Inc. (ADR)(1) (2)	2,805,574
	Total Life Sciences Tools & Services	3,543,574

	Machinery (2.8%)
30,200	Chart Industries, Inc. (1) (2)	1,598,184
56,424	Colfax Corp. (1) (2)	1,539,811
20,600	Energy Recovery, Inc. (1)	227,630
	Total Machinery	3,365,625

	Marine (1.6%)
52,900	Excel Maritime Carriers, Ltd.	1,960,474

	Oil, Gas & Consumable Fuels (6.4%)
41,735	Arena Resources, Inc. (1)	1,707,379
83,471	Quicksilver Resources, Inc. (1) (2)	2,183,601
46,189	Swift Energy Co. (1) (2)	2,347,325
16,080	Whiting Petroleum Corp. (1)	1,506,214
	Total Oil, Gas & Consumable Fuels	7,744,519

	Pharmaceuticals (2.6%)
66,460	MAP Pharmaceuticals, Inc. (1) (2)	653,966
195,500	Mylan, Inc. (1) (2)	2,535,635
	Total Pharmaceuticals	3,189,601

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Real Estate Management & Development (1.5%)
192,000	E-House China Holdings, Ltd. (ADR)(1) (2)	$1,822,080

	Software (9.2%)
54,300	ANSYS, Inc. (1)	2,491,284
181,039	ArcSight, Inc. (1) (2)	2,047,551
148,700	Nuance Communications, Inc. (1) (2)	2,307,824
66,300	Take-Two Interactive Software, Inc. (1) (2)	1,511,640
37,400	Ultimate Software Group, Inc. (1) (2)	981,002
209,400	VanceInfo Technologies, Inc. (ADR)(1)	1,886,694
	Total Software	11,225,995

	Specialty Retail (1.6%)
86,900	PetSmart, Inc. (2)	1,973,499

	Textiles, Apparel & Luxury Goods (1.1%)
45,700	Under Armour, Inc. (1) (2)	1,332,155

	Wireless Telecommunication Services (2.7%)
330,572	Clearwire Corp. (1) (2)	3,252,828

	Total Common Stock (Cost: $122,382,245) (98.2%)	119,316,483

Short-Term Investments
Money Market Investments (27.2%)
33,115,774	State Street Navigator Securities Lending Trust, 2.66% (3)	33,115,774

Principal Amount
	Other Short-Term Investments (2.2%)
$2,652,335	State Street Bank & Trust Depository Reserve, 1%	2,652,335
	Total Short-Term Investments (Cost: $35,768,109) (29.4%)	35,768,109

	Total Investments (Cost: $158,150,354) (127.6%)	155,084,592
	Liabilities in Excess of Other Assets (-27.6%)	(33,557,204)

	Net Assets (100.0%)	$121,527,388

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)		Non-income producing security.
(2)		Security partially or fully lent (Note 3).
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.2%
Biotechnology	8.3
Capital Markets	1.4
Commercial Services & Supplies	8.5
Communications Equipment	2.0
Construction & Engineering	4.4
Distributors	1.3
Diversified Consumer Services	1.7
Diversified Financial Services	0.9
Electrical Equipment	1.5
Energy Equipment & Services	4.9
Health Care Equipment & Supplies	8.7
Health Care Providers & Services	5.5
Hotels, Restaurants & Leisure	2.7
Insurance	4.0
Internet Software & Services	7.0
Leisure Equipment & Products	1.8
Life Sciences Tools & Services	2.9
Machinery	2.8
Marine	1.6
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	2.6
Real Estate Management & Development	1.5
Software	9.2
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	1.1
Wireless Telecommunication Services	2.7
Short-Term Investments	29.4
Total	127.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Spectrum Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.3% of Net Assets)
4,940	Boeing Co. (The)	$301,883
3,670	General Dynamics Corp.	327,144
1,700	Precision Castparts Corp.	158,831
	Total Aerospace & Defense	787,858

	Auto Components (1.5%)
17,800	Goodyear Tire & Rubber Co. (1)	349,414

	Biotechnology (5.8%)
14,855	Amgen, Inc. (1)	930,369
6,000	Cephalon, Inc. (1)	438,960
	Total Biotechnology	1,369,329

	Capital Markets (5.3%)
900	BlackRock, Inc.	195,039
5,905	Franklin Resources, Inc.	594,102
19,900	Invesco, Ltd.	463,471
	Total Capital Markets	1,252,612

	Chemicals (1.5%)
1,500	Monsanto Co.	178,665
2,000	Praxair, Inc.	187,460
	Total Chemicals	366,125

	Communications Equipment (6.4%)
17,600	Cisco Systems, Inc. (1)	387,024
20,620	Qualcomm, Inc.	1,141,111
	Total Communications Equipment	1,528,135

	Computers & Peripherals (4.0%)
2,500	Apple, Inc. (1)	397,375
16,000	Lexmark International, Inc. (1)	561,280
	Total Computers & Peripherals	958,655

	Construction & Engineering (2.9%)
4,700	Chicago Bridge & Iron Co. N.V.	154,019
2,800	Foster Wheeler, Ltd. (1)	158,956

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Construction & Engineering (Continued)
12,400	Quanta Services, Inc. (1)	$382,912
	Total Construction & Engineering	695,887

	Diversified Financial Services (3.9%)
700	CME Group, Inc.	252,091
2,950	IntercontinentalExchange, Inc. (1)	294,410
9,400	JPMorgan Chase & Co.	381,922
	Total Diversified Financial Services	928,423

	Diversified Telecommunication Services (3.1%)
9,600	AT&T, Inc.	295,776
13,215	Verizon Communications, Inc.	449,839
	Total Diversified Telecommunication Services	745,615

	Electric Utilities (3.7%)
8,200	Exelon Corp.	644,684
6,375	Southern Co. (The)	225,611
	Total Electric Utilities	870,295

	Energy Equipment & Services (5.5%)
1,800	Core Laboratories N.V.	233,298
6,000	FMC Technologies, Inc. (1)	370,680
2,247	Transocean, Inc. (1)	305,659
10,500	Weatherford International, Ltd. (1)	396,165
	Total Energy Equipment & Services	1,305,802

	Food & Staples Retailing (3.4%)
11,400	CVS Caremark Corp.	416,100
14,200	Sysco Corp.	402,712
	Total Food & Staples Retailing	818,812

	Food Products (1.8%)
8,200	Kellogg Co.	435,092

	Health Care Equipment & Supplies (2.4%)
47,900	Boston Scientific Corp. (1)	569,531

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Health Care Providers & Services (2.0%)
5,275	Cardinal Health, Inc.	$283,426
6,700	UnitedHealth Group, Inc.	188,136
	Total Health Care Providers & Services	471,562

	Health Care Technology (1.3%)
7,000	Cerner Corp. (1)	312,620

	Hotels, Restaurants & Leisure (1.1%)
7,600	Yum! Brands, Inc.	272,232

	Household Products (2.0%)
7,375	Procter & Gamble Co. (The)	482,915

	Industrial Conglomerates (2.1%)
17,350	General Electric Co.	490,831

	Insurance (5.6%)
8,700	ACE, Ltd.	441,090
7,600	AFLAC, Inc.	422,636
3,600	Arch Capital Group, Ltd. (1)	251,028
3,800	Assurant, Inc.	228,456
	Total Insurance	1,343,210

	Machinery (3.4%)
4,600	Deere & Co.	322,736
3,600	Flowserve Corp.	480,024
	Total Machinery	802,760

	Media (3.8%)
20,905	Comcast Corp.	429,389
21,200	Time Warner, Inc.	303,584
6,000	Viacom, Inc. - Class B (1)	167,580
	Total Media	900,553

	Metals & Mining (1.9%)
2,800	Freeport-McMoRan Copper & Gold, Inc.	270,900
10,400	Kinross Gold Corp.	188,760
	Total Metals & Mining	459,660

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Multiline Retail (1.2%)
14,700	Macy’s, Inc.	$276,507

	Oil, Gas & Consumable Fuels (8.5%)
6,600	Chevron Corp.	558,096
10,300	ConocoPhillips	840,686
4,100	Exxon Mobil Corp.	335,100
4,300	Peabody Energy Corp.	290,895
	Total Oil, Gas & Consumable Fuels	2,024,777

	Pharmaceuticals (1.5%)
6,850	Allergan, Inc.	355,721

	Semiconductors & Semiconductor Equipment (3.6%)
15,100	Applied Materials, Inc.	261,532
23,600	Marvell Technology Group, Ltd. (1)	349,044
9,900	Texas Instruments, Inc.	241,362
	Total Semiconductors & Semiconductor Equipment	851,938

	Software (3.1%)
9,820	Microsoft Corp.	252,570
22,500	Oracle Corp. (1)	484,425
	Total Software	736,995

	Specialty Retail (0.6%)
11,900	OfficeMax, Inc.	151,844

	Tobacco (3.8%)
8,455	Altria Group, Inc.	172,059
8,455	Philip Morris International, Inc.	436,701
5,700	UST, Inc.	299,877
	Total Tobacco	908,637

	Total Common Stock (Cost: $23,329,459) (100.0%)	23,824,347

Principal Amount	Short-Term Investments
$24,837	State Street Bank & Trust Depository Reserve, 1%	24,837
	Total Short-Term Investments (Cost: $24,837) (0.1%)	24,837

	Total Investments (Cost: $23,354,296) (100.1%)	23,849,184
	Liabilities in Excess of Other Assets (-0.1%)	(15,222)

	Net Assets (100.0%)	$23,833,962

Notes to the Schedule of Investments:
(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Spectrum Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	3.3%
Auto Components	1.5
Biotechnology	5.8
Capital Markets	5.3
Chemicals	1.5
Communications Equipment	6.4
Computers & Peripherals	4.0
Construction & Engineering	2.9
Diversified Financial Services	3.9
Diversified Telecommunication Services	3.1
Electric Utilities	3.7
Energy Equipment & Services	5.5
Food & Staples Retailing	3.4
Food Products	1.8
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.0
Health Care Technology	1.3
Hotels, Restaurants & Leisure	1.1
Household Products	2.0
Industrial Conglomerates	2.1
Insurance	5.6
Machinery	3.4
Media	3.8
Metals & Mining	1.9
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	1.5
Semiconductors & Semiconductor Equipment	3.6
Software	3.1
Specialty Retail	0.6
Tobacco	3.8
Short-Term Investments	0.1
Total	100.1%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.4% of Net Assets)
76,835	Alliant Techsystems, Inc. (1) (2)	$7,605,895
341,260	Hexcel Corp. (1) (2)	6,477,115
128,600	Rockwell Collins, Inc.	6,390,134
	Total Aerospace & Defense	20,473,144

	Auto Components (2.3%)
196,828	WABCO Holdings, Inc.	8,888,752

	Capital Markets (5.7%)
1,339,975	E*TRADE Financial Corp. (1) (2)	4,046,724
242,680	Federated Investors, Inc. - Class B	7,974,465
604,035	Knight Capital Group, Inc. (1) (2)	9,900,134
	Total Capital Markets	21,921,323

	Chemicals (3.9%)
140,530	Cytec Industries, Inc.	7,597,052
178,740	International Flavors & Fragrances, Inc. (1)	7,188,923
	Total Chemicals	14,785,975

	Commercial Banks (2.2%)
420,905	Colonial BancGroup, Inc. (The) (1)	2,803,227
594,400	First Horizon National Corp. (1)	5,587,360
	Total Commercial Banks	8,390,587

	Communications Equipment (1.0%)
389,656	ADC Telecommunications, Inc. (1) (2)	3,686,146

	Containers & Packaging (2.6%)
409,000	Pactiv Corp. (2)	9,860,990

	Diversified Consumer Services (2.0%)
275,106	Regis Corp. (1)	7,700,217

	Diversified Financial Services (1.9%)
211,500	Moody’s Corp.	7,362,315

	Electronic Equipment, Instruments & Components (2.4%)
131,300	Agilent Technologies, Inc. (2)	4,734,678

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments & Components (Continued)
167,100	Avnet, Inc. (2)	$4,555,146
	Total Electronic Equipment, Instruments & Components	9,289,824

	Energy Equipment & Services (3.7%)
133,100	Cameron International Corp. (2)	6,356,856
203,900	Weatherford International, Ltd. (2)	7,693,147
	Total Energy Equipment & Services	14,050,003

	Food Products (1.5%)
372,615	Tyson Foods, Inc.	5,551,963

	Health Care Equipment & Supplies (5.4%)
79,900	Beckman Coulter, Inc.	5,779,966
172,005	Edwards Lifesciences Corp. (2)	10,781,274
104,320	Hospira, Inc. (2)	3,980,851
	Total Health Care Equipment & Supplies	20,542,091

	Health Care Providers & Services (3.4%)
295,139	HealthSouth Corp. (1) (2)	4,846,183
168,928	Pediatrix Medical Group, Inc. (2)	8,218,347
	Total Health Care Providers & Services	13,064,530

	Hotels, Restaurants & Leisure (1.4%)
370,200	Cheesecake Factory, Inc. (The) (1) (2)	5,212,416

	Household Durables (3.5%)
248,280	Lennar Corp. (1)	3,004,188
125,685	Snap-on, Inc.	7,074,809
153,300	Toll Brothers, Inc. (1) (2)	3,079,797
	Total Household Durables	13,158,794

	Industrial Conglomerates (2.3%)
143,696	Teleflex, Inc.	8,811,439

	Insurance (5.8%)
104,401	Arch Capital Group, Ltd. (2)	7,279,882
117,170	Assurant, Inc.	7,044,260

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (Continued)
253,127	Willis Group Holdings, Ltd.	$7,915,281
	Total Insurance	22,239,423

	Life Sciences Tools & Services (4.3%)
152,260	Thermo Electron Corp. (2)	9,214,775
147,578	Varian, Inc. (2)	7,290,353
	Total Life Sciences Tools & Services	16,505,128

	Machinery (6.6%)
156,650	Dover Corp.	7,774,540
99,997	Joy Global, Inc.	7,221,783
79,510	SPX Corp.	10,080,278
	Total Machinery	25,076,601

	Metals & Mining (2.1%)
264,600	Commercial Metals Co.	7,898,310

	Multiline Retail (1.9%)
384,970	Macy’s, Inc.	7,241,286

	Office Electronics (1.8%)
224,669	Zebra Technologies Corp. (2)	6,922,052

	Oil, Gas & Consumable Fuels (3.5%)
67,800	Consol Energy, Inc.	5,043,642
105,080	Murphy Oil Corp.	8,378,028
	Total Oil, Gas & Consumable Fuels	13,421,670

	Semiconductors & Semiconductor Equipment (10.7%)
252,250	Analog Devices, Inc.	7,696,148
320,400	Broadcom Corp. (2)	7,782,516
586,960	LSI Corp. (2)	4,073,502
482,445	Maxim Integrated Products, Inc.	9,475,220
222,379	Teradyne, Inc. (2)	2,083,691
444,413	Verigy, Ltd. (2)	9,879,301
	Total Semiconductors & Semiconductor Equipment	40,990,378

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (1.8%)
451,391	THQ, Inc. (1) (2)	$6,852,115

	Specialty Retail (2.0%)
528,748	Coldwater Creek, Inc. (1) (2)	3,447,437
260,930	Gap, Inc. (The)	4,206,192
	Total Specialty Retail	7,653,629

	Thrifts & Mortgage Finance (5.2%)
290,411	Hudson City Bancorp, Inc.	5,302,905
275,926	New York Community Bancorp, Inc. (1)	4,585,890
593,118	People’s United Financial, Inc.	10,071,144
	Total Thrifts & Mortgage Finance	19,959,939

	Total Common Stock (Cost: $316,008,445) (96.3%)	367,511,040

	Short-Term Investments
	Money Market Investments (14.9%)
56,837,392	State Street Navigator Securities Lending Trust, 2.66% (3)	56,837,392

Principal Amount
	Other Short-Term Investments (3.7%)
$14,282,507	State Street Bank & Trust Depository Reserve, 1%	14,282,507
	Total Short-Term Investments (Cost: $71,119,899) (18.6%)	71,119,899

	Total Investments (Cost: $387,128,344) (114.9%)	438,630,939
	Liabilities in Excess of Other Assets (-14.9%)	(56,815,876)

	Net Assets (100.0%)	$381,815,063

Notes to the Schedule of Investments:
(1)	Security partially or fully lent (Note 3).
(2)	Non-income producing security.
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	5.4%
Auto Components	2.3
Capital Markets	5.7
Chemicals	3.9
Commercial Banks	2.2
Communications Equipment	1.0
Containers & Packaging	2.6
Diversified Consumer Services	2.0
Diversified Financial Services	1.9
Electronic Equipment & Instruments	2.4
Energy Equipment & Services	3.7
Food Products	1.5
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	3.4
Hotels, Restaurants & Leisure	1.4
Household Durables	3.5
Industrial Conglomerates	2.3
Insurance	5.8
Life Sciences Tools & Services	4.3
Machinery	6.6
Metals & Mining	2.1
Multiline Retail	1.9
Office Electronics	1.8
Oil, Gas & Consumable Fuels	3.5
Semiconductors & Semiconductor Equipment	10.7
Software	1.8
Specialty Retail	2.0
Thrifts & Mortgage Finance	5.2
Short-Term Investments	18.6
Total	114.9%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (42.5% of Net Assets)
32,114	TCW Core Fixed Income Fund, I Class(1)	$312,145

	Diversified Money Market Funds (26.3%)
192,833	TCW Money Market Fund, I Class, 2.28%(1)	192,833

	Non-Diversified U.S. Equity Funds (33.1%)
4,498	TCW Large Cap Growth Fund, I Class(1) (2)	101,392
13,488	TCW Spectrum Fund, I Class(1)	141,354
	Total Non-Diversified U.S. Equity Funds	242,746

	Total Investment Companies (Cost: $754,890) (101.9%)	747,724

	Total Investments (Cost: $754,890) (101.9%)	747,724
	Liabilities in Excess of Other Assets (-1.9%)	(13,815)

	Net Assets (100.0%)	$733,909

Notes to the Schedule of Investments:
(1)	Affiliated Issuer.
(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Conservative LifePlan Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	42.5%
Diversified Money Market Funds	26.3
Non-Diversified U.S. Equity Funds	33.1
Total	101.9%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (29.7% of Net Assets)
20,205	TCW Core Fixed Income Fund, I Class(1)	$196,392
6,972	TCW High Yield Bond Fund, I Class(1)	42,039
	Total Diversified Fixed Income Funds	238,431

	Diversified U.S. Equity Funds (27.6%)
16,627	TCW Diversified Value Fund, I Class(1)	221,136

	Exchange-Traded Funds (15.5%)
915	Claymore S&P Global Water Index Fund	21,155
700	iShares S&P Global Healthcare Sector Index Fund	37,772
835	PowerShares WilderHill Clean Energy Portfolio(2)	15,898
900	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	49,932
	Total Exchange-Traded Funds	124,757

	Non-Diversified U.S. Equity Funds (29.8%)
2,999	TCW Growth Equities Fund, I Class(1)	39,404
6,120	TCW Large Cap Growth Fund, I Class(1) (2)	137,935
3,437	TCW Value Opportunities Fund, I Class(1)	61,622
	Total Non-Diversified U.S. Equity Funds	238,961

	Total Investment Companies (Cost: $878,104) (102.6%)	823,285

	Total Investments (Cost: $878,104) (102.6%)	823,285
	Liabilities in Excess of Other Assets (-2.6%)	(20,717)

	Net Assets (100.0%)	$802,568

Notes to the Schedule of Investments:
ETF	- Exchange Traded Fund.
(1)	Affiliated Issuer.
(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Moderate LifePlan Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	29.7%
Diversified U.S. Equity Funds	27.6
Exchange-Traded Funds	15.5
Non-Diversified U.S. Equity Funds	29.8
Total	102.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (6.9% of Net Assets)
1,960	TCW Diversified Value Fund, I Class(1)	$26,067

	Diversified U.S. Fixed Income Funds (14.1%)
5,480	TCW Core Fixed Income Fund, I Class(1)	53,261

	Non-Diversified International Equity Funds (9.7%)
3,196	TCW International Equities Fund, I Class(1)	36,398

	Non-Diversified International Fixed Income Funds (3.9%)
2,039	TCW Emerging Markets Income Fund, I Class (1)	14,639

	Non-Diversified U.S. Equity Funds (20.8%)
481	TCW Growth Equities Fund, I Class(1)	6,320
2,849	TCW Large Cap Growth Fund, I Class(1) (2)	64,211
443	TCW Value Opportunities Fund, I Class(1)	7,946
	Total Non-Diversified U.S. Equity Funds	78,477

	Exchange-Traded Funds (22.2%)
1,140	Claymore S&P Global Water Index Fund	26,357
300	iShares S&P Global Healthcare Sector Index Fund	16,188
740	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	41,055
	Total Exchange-Traded Funds	83,600

	Total Investment Companies (Cost: $319,917) (77.6%)	292,442

	Total Investments (Cost: $319,917) (77.6%)	292,442
	Excess of Other Assets over Liabilities (22.4%)	84,423

	Net Assets (100.0%)	$376,865

Notes to the Schedule of Investments:
(1)	Affiliated Issuer.
(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	6.9%
Diversified U.S. Fixed Income Funds	14.1
Exchange-Traded Funds	22.2
Non-Diversified International Equity Funds	9.7
Non-Diversified International Fixed Income Funds	3.9
Non-Diversified U.S. Equity Funds	20.8
Total	77.6%

See accompanying notes to Schedule of Investments.

US EQUITIES

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2008

Note 1 - Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 23 no-load mutual funds (the ‘‘Funds’’).  TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 16 U.S Equity Funds that are covered in this report:

U.S. Equities
TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization companies trading their intrinsic value (See Note 7).

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in at least 80% of the value of its net assets in equity securities of large cap growth and value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund

Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

On January 2, 2008, the TCW Growth Fund began operations offering I and N Class Shares.

Note 2 –  Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.  Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at July 31, 2008.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Note 3 –  Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2008. The loans were collateralized with cash which was invested in a money market fund (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Diversified Value Fund	$55,429	$57,093
TCW Dividend Focused Fund	169,717	174,493
TCW Equities Fund	11,907	12,175
TCW Focused Equities Fund	8,094	8,281
TCW Growth Equities Fund	12,413	12,719
TCW Relative Value Small Cap Fund	26,712	27,664
TCW Select Equities Fund	61,622	63,054
TCW Small Cap Growth Fund	32,185	33,116
TCW Value Opportunities Fund	55,063	56,837

Note 4 –  Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2008, net unrealized appreciation on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW	TCW
	TCW	Diversified	Dividend	TCW
	Balanced	Value	Focused	Equities
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$332	$43,897	$94,423	$11,814
Unrealized (Depreciation)	(1,284)	(132,121)	(273,973)	(1,852)
Net Unrealized Appreciation/(Depcreciation)	$(952)	$(88,224)	$(179,550)	$9,962
Cost of Investments for Federal Income Tax Purposes	$9,744	$738,883	$1,541,998	$49,965

	TCW		TCW	TCW
	Focused	TCW	Growth	Large Cap
	Equities	Growth	Equities	Growth
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$5,729	$79	$9,958	$3,362
Unrealized (Depreciation)	(825)	(79)	(4,050)	(900)
Net Unrealized Appreciation	$4,904	$—	$5,908	$2,462
Cost of Investments for Federal Income Tax Purposes	$36,826	$967	$53,091	$20,575

	TCW
	Relative	TCW	TCW
	Value	Select	Small Cap	TCW
	Small Cap	Equities	Growth	Spectrum
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$15,618	$342,003	$10,004	$2,559
Unrealized (Depreciation)	(19,745)	(56,575)	(13,383)	(2,122)
Net Unrealized Appreciation/(Depcreciation)	$(4,127)	$285,428	$(3,379)	$437
Cost of Investments for Federal Income Tax Purposes	$126,718	$1,088,803	$158,464	$23,412

				TCW
	TCW	TCW	TCW	Global
	Value	Conservative	Moderate	Aggressive
	Opportunities	LifePlan	LifePlan	LifePlan
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$48,482	$4	$7	$—
Unrealized (Depreciation)	(21,576)	(12)	(69)	(44)
Net Unrealized Appreciation/(Depcreciation)	$26,906	$(8)	$(62)	$(44)
Cost of Investments for Federal Income Tax Purposes	$411,725	$756	$885	$336

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at July 31, 2008, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2008.  The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 5 – Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period November 1, 2007 through July 31, 2008 is as follows:

								Distributions
						Dividends		Received
	Number of			Number of		and		from and
	Shares			Shares	Value	Interest		Net
	Held			Held	at End	Income		Realized
	Beginning	Gross	Gross	End of	of Period	Received		Gain (Loss)
Name of Affiliated Issuer	of Period	Additions	Reductions	Period	(in thousands)	(in thousands)		(in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	23,020	20,366	11,272	32,114	$312	$12		$—
TCW Large Cap Growth Fund	631	4,749	882	4,498	102	—		—
TCW Spectrum Fund	14,546	13,404	14,462	13,488	141	1		9
TCW Money Market Fund	23,030	203,237	33,434	192,833	193	2		—
Total					$748	$15		$9

TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	24,203	965	4,963	20,205	$196	$10		$—
TCW Diversified Value Fund	6,615	11,004	992	16,627	221	1		2
TCW Growth Equities Fund	5,216	433	2,650	2,999	39	—		7
TCW High Yield Bond Fund	6,695	1,024	747	6,972	42	3		—
TCW Large Cap Growth Fund	12,849	—	6,729	6,120	138	—		—
TCW Spectrum Fund	11,374	794	12,168	—	—	1		9
TCW Value Opportunities Fund	3,180	1,662	1,405	3,437	62	—	(1)	10
Total					$698	$15		$28

TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	25,423	2,052	21,995	5,480	$53	$9		$—
TCW Diversified Value Fund	8,074	1,099	7,213	1,960	26	1		3
TCW Emerging Markets Income Fund	9,050	735	7,746	2,039	15	2		3
TCW Global Equities Fund	32,621	1,450	30,875	3,196	36	5		16
TCW Growth Equities Fund	2,536	228	2,283	481	6	—		3
TCW Large Cap Growth Fund	14,874	—	12,025	2,849	64	—		—
TCW Value Opportunities Fund	3,310	569	3,436	443	8	—	(1)	11
Total					$208	$17		$36

(1) Amount rounds to less than $1 (in thousands).

Note 6 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities at July 31, 2008.

Note 7 – Subsequent Event

On August 1, 2008, the TCW Global Aggressive LifePlan Fund changed its name to TCW Aggressive LifePlan Fund.  There is no change in the investment objective.

On August 29, 2008, the TCW Equities Fund merged into the TCW Focused Equities Fund by absorbing assets and liabilities of the TCW Equities Fund in a tax-free transaction.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Fixed Income Securities	Value

	Argentina (4.8% of Net Assets)
$412,500	Banco de Galicia y Buenos Aires, (Reg. S), Floating Rate based on U.S. LIBOR + 3.5%, 6.654%, due 01/01/10	$397,031
1,000,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	933,100
	Total Argentina (Cost: $1,358,831)	1,330,131

	Brazil (9.6%)
780,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	789,750
400,000	Globo Communicacoese Participacoes, S.A. (Globopar) (Reg. S), 7.25%, due 04/26/22	392,000
910,000	Republic of Brazil, 12.5%, due 01/05/16	607,906
870,000	Republic of Brazil, 6%, due 01/17/17	887,661
	Total Brazil (Cost: $2,660,998)	2,677,317

	Chile (Cost: $1,040,525) (3.8%)
1,000,000	Republic of Chile, 5.5%, due 01/15/13	1,043,100

	China (Cost: $574,850) (2.0%)
570,000	Galaxy Entertainment Finance Co., Limited, (Reg. S), Floating Rate based on U.S. LIBOR + 5.0%, 8.133%, due 12/15/10	550,050

	Colombia (Cost: $1,225,929) (4.3%)
1,100,000	Republic of Colombia, 7.375%, due 09/18/37	1,201,750

	El Salvador (Cost: $987,742) (3.0%)
850,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	834,105

	Hong Kong (Cost: $300,000) (1.1%)
300,000	Noble Group, Limited, (144A), 8.5%, due 05/30/13(1)	297,000

	India (Cost: $750,000) (2.7%)
750,000	Vedanta Resources PLC, (144A), 8.75%, due 01/15/14(1)	750,000

	Indonesia (5.6%)
815,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	851,675
550,000	Indosat Finance Company B.V., (Reg. S), 7.75%, due 11/05/10	554,496
150,000	Republic of Indonesia, (Reg. S), 6.875%, due 03/09/17	149,119
	Total Indonesia (Cost: $1,574,738)	1,555,290

	Israel (Cost: $998,335) (3.6%)
1,000,000	Israel Electric Corp, Limited, (144A), 7.25%, due 01/15/19(1)	1,007,060

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Kazakhstan (7.8%)
$300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	$304,500
150,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	134,250
300,000	KazMunaiGaz Finance Sub BV, (144A), 9.125%, due 07/02/18(1)	305,250
300,000	KazMunaiGaz Finance Sub BV, (144A), 8.375%, due 07/02/13(1)	304,658
250,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14(1)	203,750
464,318	Tengizchevroil Finance Company, (Reg. S), 6.124%, due 11/15/14	436,459
500,000	TuranAlem Finance B.V., Floating Rate based on U.S. LIBOR + 1.375%, 4.166%, due 01/22/09	487,500
	Total Kazakhstan (Cost: $2,215,662)	2,176,367

	Mexico (11.2%)
600,000	Banco Mercantil del Norte, (Reg. S), 6.135%, due 10/13/16	580,080
185,000	BBVA Bancomer S.A. de C.V., 6.008%, due 05/17/22	166,304
600,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	640,500
230,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	230,000
600,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	625,320
9,610,000	United Mexican States (Bonos), 7.25%, due 12/15/16	862,860
	Total Mexico (Cost: $3,104,509)	3,105,064

	Peru (7.6%)
1,500,000	Republic of Peru, 6.55%, due 03/14/37	1,554,750
545,000	Southern Copper Corporation, 6.375%, due 07/27/15	543,637
	Total Peru (Cost: $2,137,943)	2,098,387

	Poland (Cost: $504,971) (1.8%)
500,000	Republic of Poland, 5%, due 10/19/15	497,663

	Russia (8.8%)
600,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	527,331
560,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	537,040
562,267	Russian Federation, (Reg. S), 8.25%, due 03/31/10	584,926
500,000	Sberbank, Loan Participation Notes issued by UBS (Luxembourg) S.A., 6.23%, due 02/11/15	499,000
300,000	Steel Capital S.A. for OAO Severstal, (144A), 9.75%, due 07/29/13(1)	300,150
	Total Russia (Cost: $2,504,119)	2,448,447

	Singapore (Cost: $543,399) (1.9%)
560,000	Temasek Financial I, Limited, (Reg. S), 4.5%, due 09/21/15	539,102

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	South Africa (Cost: $300,728) (1.0%)
$300,000	Republic of South Africa, 5.875%, due 05/30/22	$283,500

	South Korea (Cost: $575,140) (2.0%)
570,000	Hanarotelecom, Incorporated, (Reg. S), 7%, due 02/01/12	564,300

	Supranational (Cost: $1,037,763) (3.8%)
24,500,000	European Bank for Reconstruction & Development, 6.5%, due 12/20/10	1,054,969

	Trinidad And Tobago (Cost: $553,357) (1.9%)
565,000	Petroleum Company of Trinidad & Tobago, Limited, 6%, due 05/08/22	537,936

	Turkey (2.6%)
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17(1)	547,380
200,000	T2 Capital Finance Company S.A., (Reg. S), 6.95%, due 02/06/17	182,460
	Total Turkey (Cost: $777,186)	729,840

	Ukraine (3.6%)
450,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	440,282
450,000	Exim Bank Ukraine, 8.4%, due 02/09/16	401,400
200,000	PrivatBank, 8.75%, due 02/09/16	167,500
	Total Ukraine (Cost: $1,080,031)	1,009,182

	Total Fixed Income Securities (Cost: $26,806,756) (94.5%)	26,290,560

	Short-Term Investments
1,098,337	State Street Bank & Trust Depository Reserve, 1%, due 08/01/08	1,098,337
	Total Short-Term Investments (Cost: $1,098,337) (4.0%)	1,098,337

	Total Investments (Cost: $27,905,093) (98.5%)	27,388,897
	Excess of Other Assets over Liabilities (1.5%)	425,044

	Total Net Assets (100.0%)	$27,813,941

Notes to the Schedule of Investments:

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $3,715,248 or 13.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Banking	15.4%
Electric Utilities	3.6
Financial Services	11.2
Media - Broadcasting & Publishing	2.3
Metals	8.9
Oil & Gas	11.0
Sovereign Government	34.4
Telephone Systems	7.7
Short-Term Investments	4.0
Total	98.5%

See accompanying notes to Schedule of Investments.

INTERNATIONAL AND GLOBAL FUNDS

TCW International Equities Fund

Schedule of Investments (Unaudited)	July 31, 2008

Number of Shares	Common Stock	Value

	Australia (5.0% of Net Assets)
38,400	Babcock & Brown, Limited (1)	$232,413
24,531	BHP Billiton, Limited	914,372
2,520	CSL, Limited	81,390
81,680	David Jones, Limited (1)	259,177
4,000	Woodside Petroleum, Limited	200,593
8,000	Woolworths, Limited	188,451
	Total Australia (Cost: $2,292,901)	1,876,396

	Belgium (Cost: $1,263,547) (1.8%)
47,450	Fortis S.A./N.V. (1)	663,557

	Denmark (Cost: $949,103) (2.4%)
14,400	Novo Nordisk A/S, Series B	913,261

	Finland (Cost: $587,660) (1.5%)
26,380	Elisa Oyj	557,965

	France (12.4%)
10,650	CNP Assurances	1,188,008
8,970	Pernod-Ricard S.A. (1)	780,812
5,510	SEB S.A.	308,556
14,890	Total S.A.	1,140,405
3,390	Unibail-Rodamco (REIT)	758,585
8,800	Vinci S.A.	497,679
	Total France (Cost: $5,171,449)	4,674,045

	Germany (13.5%)
21,860	Adidas AG	1,338,586
8,050	E.ON AG	1,534,485
3,650	Fresenius Medical Care AG & Company KGaA	201,117
6,200	K+S AG	762,627
7,570	MAN AG	759,417
8,970	SAP AG	519,524
	Total Germany (Cost: $5,693,115)	5,115,756

	Great Britain (16.8%)
11,4104	British American Tobacco PLC	411,498

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Great Britain (Continued)
12,870	Cairn Energy PLC (2)	$693,917
57,450	Centrica PLC	356,484
70,000	HSBC Holdings PLC	1,156,919
69,520	Reed Elsevier PLC	788,680
12,580	Rio Tinto PLC	1,315,612
220,140	Royal Bank of Scotland Group PLC	912,794
33,540	SABMiller PLC (1)	693,035
	Total Great Britain (Cost: $7,080,164)	6,328,939

	Hong Kong (5.0%)
62,000	Cheung Kong Infrastructure Holdings, Limited	272,515
32,700	Hang Seng Bank, Limited	639,909
189,000	Hongkong Land Holdings, Limited (1)	775,381
125,000	Noble Group, Limited	194,822
	Total Hong Kong (Cost: $2,000,527)	1,882,627

	Italy (4.9%)
51,880	Banco Popolare Scarl	932,314
175,310	Intesa Sanpaolo	919,731
	Total Italy (Cost: $2,478,235)	1,852,045

	Japan (18.5%)
17,600	Canon, Incorporated	802,923
9,800	HOYA Corporation	201,716
121	Japan Tobacco, Incorporated	562,956
21,000	Kyushu Electric Power Company, Incorporated	442,750
36,500	Makita Corporation	1,246,615
47,000	Mitsubishi Corporation	1,367,041
102,000	Nippon Steel Corporation	579,543
7,900	Takeda Pharmaceutical Company, Limited	418,668
20,000	Tokio Marine Holdings, Incorporated	748,999
4,890	Yamada Denki Company, Limited	330,768
6,300	Yamato Kogyo Company, Limited	282,457
	Total Japan (Cost: $7,432,722)	6,984,436

	Luxembourg (Cost: $1,003,293) (2.3%)
10,000	ArcelorMittal	884,852

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Netherlands (Cost: $382,222) (0.8%)
13,467	ASML Holding N.V.	$308,141

	Norway (5.0%)
55,300	Den Norske Bank ASA	704,919
21,000	StatoilHydro ASA	679,006
7,200	Yara International ASA	510,552
	Total Norway (Cost: $2,030,500)	1,894,477

	Spain (Cost: $666,961) (1.5%)
21,740	Telefonica S.A.	564,245

	Sweden (3.2%)
30,200	Atlas Copco AB, Series A	467,735
42,000	Tele2 AB, Series B	733,863
	Total Sweden (Cost: $1,284,078)	1,201,598

	Switzerland (4.0%)
36,130	ABB, Limited (2)	946,662
6,120	Nobel Biocare Holding AG	188,032
1,510	Zurich Financial Services AG	396,656
	Total Switzerland (Cost: $1,811,652)	1,531,350

	Total Common Stock (Cost: $42,128,129) (98.6%)	37,233,690

Short-Term Investments
Money Market Investments
3,144,610	State Street Navigator Securities Lending Trust, 2.66% (3)	3,144,610

Principal Amount		Value
	Other Short-Term Investments
$491,939	State Street Bank & Trust Depository Reserve, 1%	491,939
	Total Short-Term Investments (Cost: $3,636,549) (9.6%)	3,636,549

	Total Investments (Cost: $45,764,678) (108.2%)	40,870,239
	Liabilities in Excess of Other Assets (-8.2%)	(3,108,547)

	Net Assets (100.0%)	$37,761,692

Notes to the Schedule of Investments:
REIT	-	Real Estate Investment Trust.
(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

INTERNATIONAL AND GLOBAL FUNDS

TCW International Equities Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Beverages	3.9%
Biotechnology	0.2
Chemicals	3.3
Commercial Banks	14.0
Construction & Engineering	1.3
Diversified Financial Services	2.4
Diversified Telecommunication Services	5.0
Electric Utilities	6.0
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	0.5
Food & Staples Retailing	0.5
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	0.5
Household Durables	4.1
Insurance	6.2
Machinery	3.2
Media	2.1
Metals & Mining	10.5
Multi-Utilities	1.0
Multiline Retail	0.7
Office Electronics	2.1
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	3.5
Real Estate Investment Trusts (REITs)	2.0
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	0.8
Software	1.4
Specialty Retail	0.9
Textiles, Apparel & Luxury Goods	3.5
Tobacco	2.6
Trading Companies & Distributors	4.1
Short-Term Investments	9.6
Total	108.2%

See accompanying notes to Schedule of Investments.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 23 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 2 International Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified Equity Funds

TCW International Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI EAFE Index.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Effective May 1, 2008, the name of the TCW Global Equities Fund changed to the TCW International Equities Fund to reflect the change in the investment objective of the fund which is to seek long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI EAFE Index.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the Funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not be dependent on certain thresholds or triggers.

Securities listed or traded on the New York, American or other U.S. and Latin America stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at July 31, 2008.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at July 31, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities and are included in the Schedule of Investments. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 – Security Lending

The TCW International Equities Fund lent securities to qualified brokers during the period. The funds received cash as collateral which was invested in a money market fund (amount in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW International Equities Fund	$2,987	$3,145

Note 4 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Emerging Markets Income Fund	TCW International Equities Fund
Unrealized Appreciation	$128	$263
Unrealized (Depreciation)	(647)	(5,264)
Net Unrealized (Depreciation)	$(519)	$(5,001)
Cost of Investments for Federal Income Tax Purposes	$27,908	$45,871

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at July 31, 2008, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2008. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A and Reg. S issues) at July 31, 2008.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Short-Term Investments	Value

	Commercial Paper (69.6% of Net Assets)
$25,000,000	Abbey National North America LLC, 2.88%, due 01/23/09	$24,650,000
25,000,000	Abbey National North America LLC, 2.88%, due 02/24/09	24,586,000
50,000,000	ABN Amro North American Finance, 2.8%, due 11/10/08	49,607,222
11,770,000	Bank of Scotland PLC, 2.4%, due 08/01/08	11,770,000
10,000,000	Bank of Scotland PLC, 2.8%, due 08/05/08	9,996,889
20,000,000	Bank of Scotland PLC, 3.01%, due 10/21/08	19,864,550
20,000,000	Bank of Scotland PLC, 3.05%, due 01/29/09	19,693,306
20,000,000	Bank of Scotland PLC, 3.07%, due 01/26/09	19,696,411
8,200,000	Barclays U.S. Funding Corp., 2.5%, due 08/18/08	8,190,319
30,000,000	Barclays U.S. Funding Corp., 2.87%, due 10/29/08	29,787,142
9,500,000	Branch Banking & Trust Co., Inc., 2.732%, due 09/02/08	9,503,147
101,000,000	Calyon North America, Inc., 2.21%, due 08/01/08	101,000,000
10,000,000	Citigroup, Inc., 2.8%, due 08/01/08	10,000,000
873,500,000	Deutsche Bank LLC, 2.18%, due 08/01/08	873,500,000
45,000,000	Dresdner U.S. Finance, 2.14%, due 08/01/08	45,000,000
2,300,000	Illinois Tool Works, Inc., 5.75%, due 03/01/09	2,336,274
10,000,000	ING US Funding LLC, 2.74%, due 10/01/08	9,953,572
25,000,000	International Lease Finance Corp., 2.71%, due 08/29/08	24,947,306
101,000,000	Prudential Funding Corp., 2.16%, due 08/01/08	101,000,000
101,000,000	Toyota Credit de Puerto Rico Corp, 2.18%, due 08/01/08	101,000,000
10,000,000	UBS AG/Finance LLC, 2.935%, due 01/26/09	9,854,881
5,000,000	UBS AG/Finance LLC, 2.935%, due 01/29/09	4,926,217
15,000,000	UBS AG/Finance LLC, 3.035%, due 10/27/08	14,889,981
20,000,000	UBS AG/Finance LLC, 3.24%, due 04/17/09	19,533,800
10,000,000	UBS AG/Finance LLC, 3.48%, due 03/13/09	9,783,467

	Total Commercial Paper (Cost $1,555,070,484)	1,555,070,484

	Corporate Fixed Income Securities (20.7%)
6,900,000	American Express Bank FSB, 2.519%, due 06/22/09	6,857,676
7,550,000	American Express Credit Corp., 2.518%, due 05/19/09	7,493,172
3,688,000	American Express Credit Corp., 2.52%, due 04/06/09	3,669,471
2,005,000	American Express Credit Corp., 4.75%, due 06/17/09	2,012,050
27,000,000	American General Finance Corp., 2.18%, due 08/01/08	27,000,000
25,000,000	American General Finance Corp., 2.55%, due 08/05/08	24,992,917
4,000,000	American General Finance Corp., 2.811%, due 01/09/09	3,992,986
37,905,000	Associates Corp. of North America, 6.25%, due 11/01/08	38,155,491
6,000,000	Associates Corp. of North America, 6.875%, due 11/15/08	6,059,016
9,000,000	Bank of America Corp., 2.12%, due 08/08/08	8,999,943
10,000,000	Bank of America Corp., 2.716%, due 08/11/08	9,999,579

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value

$2,000,000	Bank of America Corp., 3.25%, due 08/15/08	$1,999,933
10,000,000	Bank of America Corp., 5.875%, due 02/15/09	10,144,066
8,340,000	Bank of America Corp., 7.125%, due 03/01/09	8,521,853
4,650,000	Bank of New York Mellon Corp., 3.625%, due 01/15/09	4,662,418
6,111,000	CitiCorp, 6.375%, due 11/15/08	6,141,465
7,121,000	CitiCorp, 6.375%, due 11/17/08	7,181,554
5,000,000	Citigroup Global Markets Holdings, Inc., 2.914%, due 03/17/09	4,976,854
2,733,000	Citigroup, Inc., 2.848%, due 12/26/08	2,723,567
3,125,000	Citigroup, Inc., 2.862%, due 03/02/09	3,113,216
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09	4,988,453
1,100,000	Citigroup, Inc., 6.2%, due 03/15/09	1,117,947
38,000,000	Credit Suisse USA, Inc., 2.807%, due 12/09/08	37,968,812
18,395,000	Credit Suisse USA, Inc., 3.875%, due 01/15/09	18,445,567
4,175,000	Credit Suisse USA, Inc., 4.7%, due 06/01/09	4,212,742
10,655,000	Fleet National Bank, 5.75%, due 01/15/09	10,772,370
3,967,000	General Electric Capital Corp., 2.17%, due 01/27/09	3,961,089
12,500,000	General Electric Captial Corp, 2.15%, due 08/01/08	12,500,000
18,000,000	HSBC Finance Corp., 4.125%, due 12/15/08	18,030,568
8,227,000	HSBC Finance Corp., 5.875%, due 02/01/09	8,315,572
5,286,000	HSBC Finance Corp., 6.5%, due 11/15/08	5,323,585
4,000,000	HSBC USA, Inc., 6.625%, due 03/01/09	4,061,694
10,000,000	International Lease Finance Corp., 2.93%, due 08/01/08	10,000,000
5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09	4,974,467
5,000,000	International Lease Finance Corp., 6.375%, due 03/15/09	5,091,536
25,000,000	PACCAR Financial Corp., 2.721%, due 06/03/09	24,990,038
11,500,000	SunTrust Banks, Inc., 2.819%, due 06/26/09	11,434,310
5,120,000	SunTrust Banks, Inc., 4%, due 10/15/08	5,126,590
25,000,000	Wachovia Bank NA, 2.07%, due 10/03/08	24,967,188
2,000,000	Wachovia Bank NA, 4.375%, due 08/15/08	2,000,917
8,500,000	Wachovia Bank NA, 5.8%, due 12/01/08	8,561,736
5,000,000	Wachovia Corp., 2.51%, due 10/28/08	4,998,484
7,685,000	Wachovia Corp., 3.5%, due 08/15/08	7,686,101
3,515,000	Wachovia Corp., 3.625%, due 02/17/09	3,510,165
2,128,000	Wachovia Corp., 5.625%, due 12/15/08	2,144,363
3,700,000	Wachovia Corp., 6%, due 10/30/08	3,717,257
9,300,000	Wachovia Corp., 6.15%, due 03/15/09	9,442,627
4,600,000	Wachovia Corp., 6.15%, due 03/16/09	4,666,522
5,025,000	Wachovia Corp., 6.375%, due 01/15/09	5,084,180
3,600,000	Wachovia Corp., 6.375%, due 02/01/09	3,650,647

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$1,000,000	Wells Fargo & Co., 4%, due 08/15/08	$1,000,318

	Total Corporate Fixed Income Securities (Cost $461,443,072)	461,443,072

Number of Shares
	Money Market Investments (10.0%)
111,475,000	BlackRock Liquidity TempFund, 2.51%	111,475,000
111,250,000	Morgan Stanley Institutional Liquidity Fund, 2.59%	111,250,000

	Total Money Market Investments (Cost $222,725,000)	222,725,000

Principal Amount
	Other Short-Term Investments (0.0%)
$30,654	State Street Bank & Trust Depository Reserve, 1%	30,654

	Total Short-Term Investments (Cost: $2,239,269,210) (100.3%)	2,239,269,210

	Total Investments (Cost: $2,239,269,210) (100.3%)	2,239,269,210
	Liabilities in Excess of Other Assets (-0.3%)	(6,547,370)

	Net Assets (100.0%)	$2,232,721,840

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Money Market Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Automotive	1.1%
Banking	67.5
Brokers	4.5
Commercial Services	1.5
Financial Services	13.9
Household Products	0.1
Short-Term Investments	11.7
Total	100.3%

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds

	Aerospace & Defense (0.1% of Net Assets)
$25,000	L-3 Communications Corp., 6.375%, due 10/15/15(1)	$23,562
100,000	Northrop Grumman Corp., 7.75%, due 02/15/31	113,572
	Total Aerospace & Defense	137,134

	Airlines (0.0%)
30,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	31,200

	Automotive (0.2%)
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	256,658
15,000	Ford Motor Co., 7.45%, due 07/16/31(1)	7,763
25,000	General Motors Corp., 8.375%, due 07/15/33(1)	12,375
	Total Automotive	276,796

	Banking (2.8%)
200,000	American Express Credit Corp., 5%, due 12/02/10(1)	199,171
325,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	332,812
275,000	Bank of America Corp., 5.625%, due 10/14/16	260,217
100,000	CIT Group, Inc., 5.4%, due 01/30/16	70,000
275,000	Citigroup, Inc., 4.125%, due 02/22/10	274,117
20,000	Ford Motor Credit Co., 7%, due 10/01/13	14,200
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	258,102
75,000	GMAC LLC, 6%, due 12/15/11(1)	46,871
125,000	John Deere Capital Corp., 5.1%, due 01/15/13(1)	126,663
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15(1)	256,836
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	251,588
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	137,691
275,000	PNC Funding Corp., 5.25%, due 11/15/15	251,122
225,000	Textron Financial Corp., 4.6%, due 05/03/10	223,607
50,000	Textron Financial Corp., 5.125%, due 11/01/10	49,802
250,000	US Bank N.A., 6.3%, due 02/04/14(1)	258,429
250,000	Wachovia Bank N.A., 7.8%, due 08/18/10	256,236
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	259,368
	Total Banking	3,526,832

	Beverages, Food & Tobacco (0.5%)
125,000	Campbell Soup Co., 6.75%, due 02/15/11	132,227
125,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	129,317

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Beverages, Food & Tobacco (Continued)
$10,000	Dean Foods Co., 7%, due 06/01/16(1)	$9,100
125,000	Kellogg Co., 7.45%, due 04/01/31	139,998
125,000	Kraft Foods, Inc., 5.25%, due 10/01/13(1)	122,216
125,000	PepsiCo, Inc., 4.65%, due 02/15/13(1)	126,864
	Total Beverages, Food & Tobacco	659,722

	Building Materials (0.0%)
15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	15,150
30,000	Ply Gem Industries, Inc., (144A), 11.75%, due 06/15/13(2)	26,850
	Total Building Materials	42,000

	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1) (2)	6,713
5,000	Mosaic Co., (144A), 7.625%, due 12/01/16(2)	5,231
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14(2)	5,194
25,000	Nova Chemicals Corp., 5.953%, due 11/15/13	21,125
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,650
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	25,050
	Total Chemicals	82,963

	Coal (0.0%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	14,700
20,000	Peabody Energy Corp., 6.875%, due 03/15/13(1)	20,250
	Total Coal	34,950

	Commercial Services (0.5%)
50,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	49,625
25,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	25,500
50,000	Aramark Services, Inc., 8.5%, due 02/01/15	49,750
25,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1), (2)	22,000
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16(1)	34,250
30,000	Education Management LLC, 8.75%, due 06/01/14(1)	27,037
25,000	Hertz Corp., 8.875%, due 01/01/14	22,937
10,000	Inergy LP/Inergy Finance Corp., (144A), 8.25%, due 03/01/16(2)	9,538
275,000	International Lease Finance Corp., 5.875%, due 05/01/13(1)	239,855
15,000	Iron Mountain, Inc., 8%, due 06/15/20	14,513
50,000	Service Corporation International, 6.75%, due 04/01/15	46,375

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Commercial Services (Continued)
$10,000	Station Casinos, Inc., 7.75%, due 08/15/16(1)	$6,700
125,000	Waste Management, Inc., 7.75%, due 05/15/32(1)	126,950
	Total Commercial Services	675,030

	Computer Integrated Systems Design (0.0%)
40,000	Unisys Corp., 8%, due 10/15/12	34,300

	Computers & Information (0.1%)
125,000	3M Co., 5.7%, due 03/15/37	124,024

	Cosmetic & Personal Care (0.1%)
125,000	Procter & Gamble Co., 5.55%, due 03/05/37(1)	118,400

	Data Processing & Preparation (0.0%)
30,000	First Data Corp., (144A), 9.875%, due 09/24/15(1) (2)	26,475

	Electric Utilities (0.9%)
125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15(1)	119,942
200,000	Carolina Power & Light Co., 5.95%, due 03/01/09	202,713
75,000	Carolina Power & Light Co., 6.5%, due 07/15/12	79,079
125,000	Dominion Resources, Inc., 5.15%, due 07/15/15	118,833
50,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16(1)	49,750
50,000	Edison Mission Energy, 7%, due 05/15/17	47,250
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(2)	30,750
20,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16(2)	20,050
125,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	116,653
35,000	Mirant North America LLC, 7.375%, due 12/31/13	35,088
50,000	NRG Energy, Inc., 7.375%, due 02/01/16(1)	48,625
15,000	PNM Resources, Inc., 9.25%, due 05/15/15	15,281
30,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	30,137
30,000	Reliant Energy, Inc., 7.625%, due 06/15/14	28,950
150,000	Southern Power Co., 4.875%, due 07/15/15	142,737
25,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15(2)	25,000
	Total Electric Utilities	1,110,838

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	25,062

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Electrical Equipment (Continued)
$5,000	Moog, Inc., (144A), 7.25%, due 06/15/18(2)	$4,888
	Total Electrical Equipment	29,950

	Electronics (0.3%)
15,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	14,400
275,000	Cisco Systems, Inc., 5.5%, due 02/22/16	277,537
25,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14(1)	21,187
65,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14(1)	54,275
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16(1)	26,700
10,000	Sensata Technologies BV (Netherlands), 8%, due 05/01/14	8,500
	Total Electronics	402,599

	Entertainment & Leisure (0.2%)
20,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	14,300
40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1), (2)	30,800
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(2)	16,100
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(2)	35,800
200,000	Xerox Corp., 5.5%, due 05/15/12(1)	198,214
	Total Entertainment & Leisure	295,214

	Financial Services (0.9%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13(1)	31,413
275,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	272,902
275,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10(1)	275,202
125,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	118,262
25,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	25,063
20,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14(1)	20,225
275,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	242,430
15,000	MCBC Holdings, Inc., (144A), 9.086%, due 10/15/14(2)	12,000
125,000	Morgan Stanley, 6.625%, due 04/01/18(1)	116,595
20,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(2)	18,075
	Total Financial Services	1,132,167

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13(1)	125,276

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Forest Products & Paper (0.1%)
$10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13(1)	$5,800
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	9,400
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09(1)	8,275
25,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14(1)	17,625
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(2)	23,125
25,000	Graphic Packaging International Corp., 9.5%, due 08/15/13(1)	23,125
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	17,000
35,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14(1)	31,237
	Total Forest Products & Paper	135,587

	Healthcare Providers (0.1%)
40,000	Community Health Systems, Inc., 8.875%, due 07/15/15	40,450
50,000	HCA, Inc., 9.25%, due 11/15/16	51,500
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	38,900
5,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17(1)	4,500
	Total Healthcare Providers	135,350

	Home Construction, Furnishings & Appliances (0.1%)
15,000	BE Aerospace, Inc., 8.5%, due 07/01/18(1)	15,488
5,000	K Hovnanian Enterprises, Inc., (144A), 11.5%, due 05/01/13(2)	5,075
40,000	KB Home, 7.25%, due 06/15/18	33,800
25,000	Standard Pacific Corp., 7%, due 08/15/15(1)	20,000
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12(1)	9,000
	Total Home Construction, Furnishings & Appliances	83,363

	Household Products (0.1%)
150,000	Fortune Brands, Inc., 5.375%, due 01/15/16(1)	137,508

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	24,000

	Insurance (0.5%)
150,000	Allstate Corp. (The), 5%, due 08/15/14(1)	145,600
125,000	American International Group, 5.6%, due 10/18/16(1)	114,354
25,000	Leucadia National Corp., 7%, due 08/15/13	24,125
150,000	MetLife, Inc., 5.7%, due 06/15/35	130,650

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Insurance (Continued)
$175,000	WellPoint, Inc., 5.25%, due 01/15/16	$162,445
	Total Insurance	577,174

	Lodging (0.0%)
10,000	Harrah’s Operating Co., Inc., (144A), 10.75%, due 02/01/16(2)	7,525
10,000	M T R Gaming Group, Inc., 9%, due 06/01/12	8,200
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17(1)	39,500
	Total Lodging	55,225

	Media - Broadcasting & Publishing (0.7%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(2)	46,625
150,000	CBS Corp., 5.625%, due 08/15/12	146,114
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12(2)	47,875
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	15,875
50,000	CSC Holdings, Inc., 7.625%, due 04/01/11	49,625
25,000	Dex Media, Inc., 8%, due 11/15/13(1)	15,375
25,000	DirecTV Holdings LLC/DirecTV Financing Co., (144A), 7.625%, due 05/15/16(2)	24,812
25,000	Echostar DBS Corp., 7%, due 10/01/13(1)	23,813
50,000	Idearc, Inc., 8%, due 11/15/16	21,750
30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15(1)	26,850
150,000	News America, Inc., 6.4%, due 12/15/35	138,648
125,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	131,906
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1) (2)	22,875
125,000	Viacom, Inc., 6.875%, due 04/30/36	113,162
	Total Media - Broadcasting & Publishing	825,305

	Medical Supplies (0.1%)
15,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17(1)	13,575
25,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1) (2)	25,688
15,000	Biomet, Inc., 10%, due 10/15/17(1)	16,125
	Total Medical Supplies	55,388

	Metals (0.2%)
15,000	AK Steel Corp., 7.75%, due 06/15/12(1)	15,225
15,000	Belden, Inc., 7%, due 03/15/17	14,250
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	118,840

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Metals (Continued)
$30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	$31,500
5,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15(1)	5,225
25,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	23,937
25,000	Novelis, Inc., (Canada), 7.25%, due 02/15/15	23,188
25,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	23,531
5,000	US Steel Corp., 7%, due 02/01/18	4,875
	Total Metals	260,571

	Miscellaneous (0.1%)
150,000	International Bank for Reconstruction & Development (Supranational), 4.125%, due 06/24/09	151,571

	Oil & Gas (0.6%)
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15(1)	52,112
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	14,925
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	9,925
60,000	El Paso Corp., 7.875%, due 06/15/12(1)	61,950
125,000	EnCana Corp. (Canada), 5.9%, due 12/01/17	123,410
125,000	Kinder Morgan Energy Partners LP, 6.95%, due 01/15/38	123,367
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	14,250
20,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14(1)	20,175
15,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15(2)	14,437
20,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	20,250
30,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	26,025
32,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	32,560
25,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(2)	24,750
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,813
275,000	XTO Energy, Inc., 5.65%, due 04/01/16	263,776
	Total Oil & Gas	806,725

	Pharmaceuticals (0.5%)
125,000	Abbott Laboratories, 5.6%, due 11/30/17	125,988
125,000	Eli Lilly & Co., 5.2%, due 03/15/17(1)	125,429
125,000	Johnson & Johnson, 5.95%, due 08/15/37	127,873
150,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	144,779
125,000	Wyeth, 5.5%, due 02/01/14	126,536
	Total Pharmaceuticals	650,605

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Prepackaged Software (0.0%)
$10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13(1)	$10,225

	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	267,720
10,000	Nextel Communications, Inc., 7.375%, due 08/01/15(1)	7,750
	Total Radio Telephone Communications	275,470

	Real Estate (0.2%)
15,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13(1)	13,875
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15(1)	270,404
	Total Real Estate	284,279

	Retailers (0.1%)
10,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	9,275
5,000	Harry & David Holdings, Inc., 7.682%, due 03/01/12	3,850
10,000	Harry & David Holdings, Inc., 9%, due 03/01/13(1)	7,700
150,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	119,709
10,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15(1)	9,800
	Total Retailers	150,334

	Telephone Communications, exc. Radio (0.4%)
100,000	AT&T Corp., 8%, due 11/15/31(1)	113,839
10,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	8,900
25,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14(1)	23,750
50,000	Citizens Communications Co., 6.625%, due 03/15/15(1)	45,750
125,000	Embarq Corp., 7.995%, due 06/01/36	111,582
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	27,375
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37(1)	114,095
	Total Telephone Communications, exc. Radio	445,291

	Telephone Systems (0.4%)
175,000	Deutsche Telekom International Finance AG (Netherlands), 8.5%, due 06/15/10	185,194
25,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	22,813
25,000	Qwest Corp., 8.875%, due 03/15/12	25,000
35,000	Sprint Capital Corp., 8.75%, due 03/15/32	31,183
125,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36(1)	127,600

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Telephone Systems (Continued)
$50,000	Windstream Corp., 8.625%, due 08/01/16	$50,625
	Total Telephone Systems	442,415

	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	104,293
125,000	United Parcel Service, Inc., 5.5%, due 01/15/18(1)	126,378
	Total Transportation	230,671

	Total Corporate Bonds (Cost: $15,379,460) (11.4%)	14,602,927

	Collateralized Mortgage Obligations (37.7%)
2,239,695	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37	1,343,817
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,108,318
1,911,572	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,468,226
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,494,473
319,207	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	314,310
447,960	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	423,043
1,499,533	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,555,785
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	951,410
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,418,279
1,117,431	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,119,409
344,970	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	343,794
1,324,712	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,283,495
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 7.321%, due 10/15/31 (I/F) (TAC)	247,597
1,308,820	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,179,976
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,624,257
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,359,533
1,098,305	Federal Home Loan Mortgage Corp. (3330-SB), 14.822%, due 06/15/37 (I/F) (TAC)	1,140,410
1,056,408	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,000,404
456,145	Federal National Mortgage Association (01-14-SH), 19.211%, due 03/25/30 (I/F)	528,389
362,803	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	342,630
898,103	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	844,349
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,407,256
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,485,799
2,873,698	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,780,662
1,330,899	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,126,289
1,180,951	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,049,231
1,000,000	GSAA Trust (06-15-AF3A), 5.882%, due 09/25/36	835,312
2,529,828	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.572%, due 06/25/37	1,865,582

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value

$2,703,000		JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	$2,358,813
1,000,000		Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	772,703
1,298,420		Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,097,224
1,006,318		Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	803,940
1,489,429		Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.106%, due 03/25/36	1,389,672
		Total Collateralized Mortgage Obligations (Cost: $48,376,653)	48,064,387

		Foreign Government Bonds & Notes (3.3%)
AUD	195,000	Australian Government Bond, 6%, due 02/15/17	180,698
EUR	200,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	284,611
EUR	478,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	696,659
EUR	380,000	Federal Republic of Germany, 3.5%, due 01/04/16	562,290
EUR	300,000	French Republic, 3.25%, due 04/25/16	431,682
USD	125,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11(1)	133,621
SEK	1,075,000	Kingdom of Sweden, 3.75%, due 08/12/17	171,277
EUR	175,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	272,771
USD	125,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	128,442
USD	125,000	Province of Quebec (Canada), 7.5%, due 09/15/29(1)	159,884
PLN	425,000	Republic of Poland, 5.25%, due 10/25/17	191,984
USD	250,000	Republic of Poland, 6.25%, due 07/03/12(1)	263,600
USD	125,000	State of Israel, 4.625%, due 06/15/13	125,028
CHF	150,000	Swiss Confederation, 3%, due 01/08/18	141,973
GBP	200,000	Treasury GILT (Great Britain), 4%, due 09/07/16	376,751
USD	125,000	United Mexican States, 5.625%, due 01/15/17(1)	125,750
		Total Foreign Government Bonds & Notes (Cost: $4,013,997)	4,247,021

		U.S. Government Agency Obligations (28.8%)
3,000,000		Federal Home Loan Bank, 4.375%, due 03/17/10(1)	3,060,070
1,400,000		Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	1,422,931
3,900,000		Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11(1)	4,070,164
1,500,000		Federal Home Loan Mortgage Corp., 4.125%, due 10/18/10(1)	1,526,085
1,280,782		Federal Home Loan Mortgage Corp., Pool #1A1127, 6.468%, due 01/01/37	1,310,407
312,930		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	309,038
149,399		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	147,541
309,514		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	306,438
1,676,518		Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,598,036
2,900,000		Federal National Mortgage Association, 2.75%, due 04/11/11(1)	2,838,463
2,200,000		Federal National Mortgage Association, 4.5%, due 10/15/08	2,209,347
2,550,000		Federal National Mortgage Association, 4.75%, due 11/19/12(1)	2,626,846

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

$1,350,000	Federal National Mortgage Association, 5.25%, due 09/15/16	$1,410,764
304,589	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	302,704
538,189	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	544,613
234,375	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	242,871
1,139,864	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,073,965
631,938	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	600,739
375,612	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	369,767
3,477,382	Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	3,383,058
560,210	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	523,621
1,788,048	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,727,478
3,469,139	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,442,037
1,744,190	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,685,106
	Total U.S. Government Agency Obligations (Cost: $36,777,804)	36,732,089

	U.S. Treasury Bonds (3.0%)
1,000,000	U.S. Treasury Bond, 5.25%, due 11/15/28(1)	1,075,782
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23(1)	382,406
1,800,000	U.S. Treasury Bond, 8.125%, due 08/15/19(1)	2,404,125
	Total U.S. Treasury Bonds (Cost: $3,838,622)	3,862,313

	U.S. Treasury Notes (10.2%)
3,600,000	U.S. Treasury Note, 2.75%, due 02/28/13(1)	3,531,938
5,050,000	U.S. Treasury Note, 4.5%, due 02/15/09(1)	5,117,070
4,050,000	U.S. Treasury Note, 4.875%, due 08/15/16(1)	4,353,117
	Total U.S. Treasury Notes (Cost: $13,031,285)	13,002,125

	Total Fixed Income Securities (Cost: $121,417,821) (94.4%)	120,510,862

Number of Shares	Short-Term Investments

	Money Market Investments (23.0%)
29,415,715	State Street Navigator Securities Lending Trust, 2.66% (3)	29,415,715

See accompanying notes to Schedule of Investments.

Principal Amount		Value

	Other Short-Term Investments (4.5%)
$5,708,437	State Street Bank & Trust Depository Reserve, 1%	5,708,437
	Total Short-Term Investments (Cost $35,124,152)	35,124,152

	Total Investments (Cost: $156,541,973) (121.9%)	155,635,014
	Liabilities in Excess of Other Assets (-21.9%)	(28,001,326)

	Net Assets (100.0%)	$127,633,688

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CHF	-	Swiss Franc.
EUR	-	Euro Currency.
GBP	-	British Pound.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
USD	-	United States Dollar.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
(1)		Security partially or fully lent (Note 3).
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $538,251 or 0.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.0
Automotive	0.2
Banking	9.5
Beverages, Food & Tobacco	0.5
Building Materials	0.0
Chemicals	0.1
Coal	0.0
Commercial Services	0.5
Computer Integrated Systems Design	0.0
Computers & Information	0.1
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	1.0
Electrical Equipment	0.0
Electronics	0.3
Entertainment & Leisure	0.2
Financial Services	6.9
Food Retailers	0.1
Forest Products & Paper	0.1
Healthcare Providers	0.1
Home Construction, Furnishings & Appliances	0.1
Household Products	0.1
Industrial - Diversified	0.0
Insurance	0.5
Lodging	0.0
Media - Broadcasting & Publishing	0.7
Medical Supplies	0.1
Metals	0.2
Miscellaneous	0.3
Oil & Gas	0.6
Pharmaceuticals	0.5
Prepackaged Software	0.0
Private Mortgage-Backed Securities	1.2
Radio Telephone Communications	0.2
Real Estate	0.2
Retailers	0.1
Sovereign Government	3.0
Telephone Communications, exc. Radio	0.4
Telephone Systems	0.4
Transportation	0.2
U.S. Government Agency Obligations	52.6
U.S. Government Obligations	13.2
Short-Term Investments	27.5
Total	121.9%

See accompanying notes to Schedule of Investments.

US FIXED INCOME
TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Corporate Bonds	Value

	Aerospace & Defense (0.8% of Net Assets)
$500,000	L-3 Communications Corp., 6.375%, due 10/15/15	$471,250

	Airlines (1.5%)
800,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	832,000

	Automotive (0.5%)
250,000	Ford Motor Co., 7.45%, due 07/16/31(1)	129,375
300,000	General Motors Corp., 8.375%, due 07/15/33(1)	148,500
	Total Automotive	277,875

	Banking (1.5%)
250,000	Ford Motor Credit Co., 7%, due 10/01/13	177,494
175,000	Ford Motor Credit Co., Floating Rate based on U.S. LIBOR + 4.45%, 7.241%, due 04/15/12	166,248
600,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	392,995
150,000	GMAC LLC, 6%, due 12/15/11	93,741
	Total Banking	830,478

	Beverages, Food & Tobacco (0.8%)
200,000	Dean Foods Co., 7%, due 06/01/16(1)	182,000
300,000	Smithfield Foods, Inc., 7.75%, due 07/01/17(1)	256,500
	Total Beverages, Food & Tobacco	438,500

	Building Materials (0.4%)
250,000	Ply Gem Industries, Inc., (144A), 11.75%, due 06/15/13(2)	223,750

	Chemicals (2.9%)
500,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1) (2)	335,625
875,000	Nova Chemicals Corp., 5.953%, due 11/15/13	739,375
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	196,500
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12(1)	124,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	229,625
	Total Chemicals	1,625,125

	Coal (1.0%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	51,375
400,000	Massey Energy Co., 6.875%, due 12/15/13	392,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Coal (Continued)
$100,000	Peabody Energy Corp., 6.875%, due 03/15/13	$101,250
	Total Coal	544,625

	Commercial Services (4.4%)
105,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	104,212
475,000	Aramark Services, Inc., 8.5%, due 02/01/15	472,625
500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1) (2)	440,000
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16(1)	342,500
200,000	Education Management LLC, 8.75%, due 06/01/14(1)	180,250
300,000	Hertz Corp., 8.875%, due 01/01/14	275,250
500,000	Service Corporation International, 7.375%, due 10/01/14	486,250
250,000	Station Casinos, Inc., 7.75%, due 08/15/16(1)	167,500
	Total Commercial Services	2,468,587

	Computer Integrated Systems Design (1.0%)
675,000	Unisys Corp., 8%, due 10/15/12	578,813

	Data Processing & Preparation (1.1%)
675,000	First Data Corp., (144A), 9.875%, due 09/24/15(1) (2)	595,688

	Electric Utilities (13.3%)
625,000	AES Corp., 7.75%, due 03/01/14	620,312
800,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	796,000
750,000	Edison Mission Energy, 7%, due 05/15/17	708,750
650,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(2)	666,250
650,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16(2)	651,625
500,000	Mirant North America LLC, 7.375%, due 12/31/13	501,250
900,000	NRG Energy, Inc., 7.375%, due 02/01/16	875,250
350,000	PNM Resources, Inc., 9.25%, due 05/15/15	356,563
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	778,531
700,000	Reliant Energy, Inc., 7.625%, due 06/15/14	675,500
800,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15(2)	800,000
	Total Electric Utilities	7,430,031

	Electrical Equipment (0.9%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	375,938

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Electrical Equipment (Continued)
$150,000	Moog, Inc., (144A), 7.25%, due 06/15/18(2)	$146,625
	Total Electrical Equipment	522,563

	Electronics (4.3%)
500,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	480,000
750,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	635,625
650,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14(1)	542,750
275,000	Sanmina-SCI Corp., (144A), 5.526%, due 06/15/14(2)	255,062
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	267,000
275,000	Sensata Technologies BV (Netherlands), 8%, due 05/01/14(1)	233,750
	Total Electronics	2,414,187

	Entertainment & Leisure (2.8%)
125,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12(2)	101,250
400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	286,000
525,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1) (2)	404,250
675,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(2)	543,375
250,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(2)	223,750
	Total Entertainment & Leisure	1,558,625

	Financial Services (4.4%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	475,000
250,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	250,625
600,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	606,750
375,000	MCBC Holdings, Inc., (144A), 9.086%, due 10/15/14(2)	300,000
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	349,375
500,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(2)	451,875
	Total Financial Services	2,433,625

	Forest Products & Paper (6.1%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	199,750
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09(1)	413,750
400,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14(1)	282,000
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(2)	277,500
375,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	379,687
675,000	Graphic Packaging International Corp., 9.5%, due 08/15/13(1)	624,375

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Forest Products & Paper (Continued)
$755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	$641,750
400,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(2)	330,000
275,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	245,438
	Total Forest Products & Paper	3,394,250

	Healthcare Providers (4.1%)
450,000	Community Health Systems, Inc., 8.875%, due 07/15/15	455,062
775,000	HCA, Inc., 9.25%, due 11/15/16	798,250
500,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	486,250
350,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	315,000
225,000	US Oncology, Inc., 10.75%, due 08/15/14	221,625
	Total Healthcare Providers	2,276,187

	Home Construction, Furnishings & Appliances (3.2%)
250,000	BE Aerospace, Inc., 8.5%, due 07/01/18	258,125
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	446,063
100,000	K Hovnanian Enterprises, Inc., (144A), 11.5%, due 05/01/13(2)	101,500
650,000	KB Home, 7.25%, due 06/15/18	549,250
400,000	Standard Pacific Corp., 7%, due 08/15/15(1)	320,000
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13(1)	135,000
	Total Home Construction, Furnishings & Appliances	1,809,938

	Industrial - Diversified (0.5%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	280,000

	Insurance (0.9%)
500,000	Leucadia National Corp., 7%, due 08/15/13	482,500

	Lodging (1.4%)
290,000	Harrah’s Operating Co., Inc., (144A), 10.75%, due 02/01/16(2)	218,225
225,000	M T R Gaming Group, Inc., 9%, due 06/01/12	184,500
500,000	MGM Mirage, Inc., 7.625%, due 01/15/17(1)	395,000
	Total Lodging	797,725

	Media - Broadcasting & Publishing (6.9%)
500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(2)	466,250
150,000	Charter Communications Holdings LLC, 11%, due 10/01/15(1)	113,250

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Media - Broadcasting & Publishing (Continued)
$600,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12(2)	$574,500
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	269,875
550,000	CSC Holdings, Inc., 7.625%, due 04/01/11	545,875
250,000	Dex Media, Inc., 8%, due 11/15/13	153,750
125,000	DirecTV Holdings LLC/DirecTV Financing Co., (144A), 7.625%, due 05/15/16(2)	124,063
500,000	Echostar DBS Corp., 7%, due 10/01/13	476,250
600,000	Idearc, Inc., 8%, due 11/15/16	261,000
75,000	Mediacom Broadband LLC, 8.5%, due 10/15/15(1)	67,125
250,000	Univision Communications, Inc., 7.85%, due 07/15/11	232,500
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1) (2)	590,937
	Total Media - Broadcasting & Publishing	3,875,375

	Medical Supplies (1.4%)
350,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	316,750
100,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1) (2)	102,750
350,000	Biomet, Inc., 10%, due 10/15/17(1)	376,250
	Total Medical Supplies	795,750

	Metals (5.3%)
450,000	AK Steel Corp., 7.75%, due 06/15/12	456,750
250,000	Belden, Inc., 7%, due 03/15/17	237,500
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	708,750
725,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	694,187
500,000	Novelis, Inc., (Canada), 7.25%, due 02/15/15	463,750
400,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	376,500
	Total Metals	2,937,437

	Oil & Gas (10.4%)
500,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	470,000
550,000	Chesapeake Energy Corp., 7%, due 08/15/14	541,750
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	398,000
700,000	El Paso Corp., 7.875%, due 06/15/12(1)	722,750
500,000	Knight, Inc., 6.5%, due 09/01/12	496,250
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	332,500
425,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	428,719
400,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15(2)	385,000
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	405,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Oil & Gas (Continued)
$500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	$433,750
520,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	529,100
525,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(2)	519,750
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	168,437
	Total Oil & Gas	5,831,006

	Pharmaceuticals (0.8%)
500,000	Omnicare, Inc., 6.875%, due 12/15/15	460,000

	Prepackaged Software (0.3%)
150,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	153,375

	Radio Telephone Communications (0.3%)
225,000	Nextel Communications, Inc., 7.375%, due 08/01/15	174,379

	Real Estate (0.3%)
200,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13(1)	185,000

	Retailers (2.2%)
525,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	486,938
500,000	Harry & David Holdings, Inc., 7.682%, due 03/01/12	385,000
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	385,000
	Total Retailers	1,256,938

	Telephone Communications, exc. Radio (3.4%)
250,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	222,500
400,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14(1)	380,000
400,000	Citizens Communications Co., 6.625%, due 03/15/15(1)	366,000
1,000,000	Qwest Corp., 7.625%, due 06/15/15	925,000
	Total Telephone Communications, exc. Radio	1,893,500

	Telephone Systems (3.5%)
500,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	456,250
100,000	Qwest Corp., 8.875%, due 03/15/12	100,000
725,000	Sprint Capital Corp., 8.75%, due 03/15/32	645,933
750,000	Windstream Corp., 8.625%, due 08/01/16	759,375
	Total Telephone Systems	1,961,558

	Total Corporate Bonds (Cost: $56,488,093) (92.6%)	51,810,640

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value

4,000	Chesapeake Energy Corp., Common Stock (Oil & Gas) (1)	$200,600
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (1) (3)	156,000
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (1)	120,152
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (3)	82,833
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (2)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (1) (3)	166,600
5,500	Rogers Communications, Inc., Class B, Common Stock (Radio Telephone Communications)	186,395
	Total Equity Securities (Cost: $1,186,378) (1.6%)	912,580

	Short-Term Investments
	Money Market Investments (15.7%)
8,807,118	State Street Navigator Securities Lending Trust, 2.66%(4)	8,807,118

Principal Amount
	Other Short-Term Investments (3.9%)
$2,159,692	State Street Bank & Trust Depository Reserve, 1%	2,159,692
	Total Short-Term Investments (Cost: $10,966,810) (19.6%)	10,966,810

	Total Investments (Cost: $68,641,281) (113.8%)	63,690,030
	Liabilities in Excess of Other Assets (-13.8%)	(7,738,937)

	Net Assets (100.0%)	$55,951,093

Notes to the Schedule of Investments:
REIT	-	Real Estate Investment Trust.
(1)		Security partially or fully lent (Note 3).
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $9,829,600 or 17.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Non-income producing security.
(4)		Represents investment of security lending collateral (Note 3).

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	0.8%
Airlines	1.5
Automotive	0.5
Banking	1.5
Beverages, Food & Tobacco	0.8
Building Materials	0.4
Chemicals	2.9
Coal	1.0
Commercial Services	4.4
Computer Integrated Systems Design	1.0
Data Processing & Preparation	1.1
Electric Utilities	13.3
Electrical Equipment	0.9
Electronics	4.3
Entertainment & Leisure	2.8
Financial Services	4.4
Forest Products & Paper	6.1
Healthcare Providers	4.2
Heavy Machinery	0.2
Home Construction, Furnishings & Appliances	3.2
Industrial - Diversified	0.5
Insurance	0.9
Lodging	1.4
Media - Broadcasting & Publishing	6.9
Medical Supplies	1.4
Metals	5.3
Oil & Gas	10.8
Pharmaceuticals	0.8
Prepackaged Software	0.3
Radio Telephone Communications	0.6
Real Estate	0.3
Retailers	2.2
Telephone Communications, exc. Radio	4.0
Telephone Systems	3.5
Short-Term Investments	19.6
Total	113.8%

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (unaudited)	July 31, 2008

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (63.6% of Net Assets)
$2,201,571	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 5.431%, due 08/25/34	$2,176,284
2,433,820	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	2,357,027
3,631,279	Countrywide Alternative Loan Trust (05-76-1A1), 4.771%, due 01/25/36	2,578,208
902,672	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 5.698%, due 07/20/34	894,948
3,068,615	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	2,936,907
459,954	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 6.275%, due 11/25/32	457,434
2,510,169	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	2,362,078
23,131	Federal Home Loan Mortgage Corp. (2432-FH), 3.158%, due 03/15/32	23,359
247,840	Federal Home Loan Mortgage Corp. (2585-FD), 2.958%, due 12/15/32	243,988
1,971,741	Federal Home Loan Mortgage Corp. (2649-PF), 2.858%, due 06/15/33 (PAC)	1,944,217
1,543,108	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	1,552,846
467,537	Federal Home Loan Mortgage Corp. (3063-FJ), 3.018%, due 05/15/33	465,580
2,598,515	Federal Home Loan Mortgage Corp. (3114-PF), 2.858%, due 02/15/36	2,520,188
3,026,856	Federal Home Loan Mortgage Corp. (3170-FM), 2.808%, due 09/15/33 (TAC)	2,968,142
2,424,815	Federal Home Loan Mortgage Corp. Strip (237-F22), 2.808%, due 05/15/36	2,362,748
2,499,982	Federal Home Loan Mortgage Corp. Strip (244-F14), 2.858%, due 12/15/36	2,421,605
2,407,533	Federal National Mortgage Association (03-64-FN), 2.911%, due 07/25/33	2,381,765
2,228,713	Federal National Mortgage Association (06-30-KF), 2.901%, due 05/25/36	2,178,508
879,134	Federal National Mortgage Association (06-74-GF), 2.961%, due 08/25/36 (TAC)	877,737
1,204,919	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 2.961%, due 06/25/34	1,169,793
247,399	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 2.911%, due 12/25/33	238,450
2,887,296	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.515%, due 05/01/36	2,739,676
1,641,870	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.691%, due 10/25/45	1,050,797
4,125,324	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 5.291%, due 03/25/36	2,564,302
1,422,634	Harborview Mortgage Loan Trust (05-4-2A), 5.759%, due 07/19/35	1,316,386
1,920,848	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,645,836
2,434,359	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.622%, due 01/25/47	2,165,095
131,110	Residential Accredit Loans, Inc. (02-QS16-A2), 3.011%, due 10/25/17	127,099
1,912,327	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,831,349
2,596,839	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	2,194,448
1,439,135	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	1,259,101
4,081,204	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.235%, due 11/25/35	3,922,620
3,929,575	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,603,131
1,803,573	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,733,950

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$78,182	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 2.911%, due 03/25/33 (PAC)	$73,330
	Total Collateralized Mortgage Obligations (Cost: $65,818,430)	61,338,932

	U.S. Government Agency Obligations (31.2%)
62,923	Federal Home Loan Mortgage Corp., Pool #1B1010, 6.947%, due 08/01/33	63,554
1,631,220	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.805%, due 06/01/35	1,643,463
346,227	Federal Home Loan Mortgage Corp., Pool #310005, 7.443%, due 11/01/19	352,126
126,266	Federal Home Loan Mortgage Corp., Pool #610967, 5.981%, due 04/01/28	128,018
407,726	Federal Home Loan Mortgage Corp., Pool #780721, 6.847%, due 08/01/33	409,530
104,523	Federal Home Loan Mortgage Corp., Pool #780833, 6.572%, due 09/01/33	103,656
787,144	Federal Home Loan Mortgage Corp., Pool #781122, 6.543%, due 12/01/33	792,425
54,531	Federal Home Loan Mortgage Corp., Pool #789924, 6.815%, due 11/01/32	54,776
1,827,348	Federal Home Loan Mortgage Corp., Pool #847342, 6.168%, due 05/01/34	1,840,107
3,971,404	Federal National Mortgage Association, Pool #257291, 5%, due 07/01/18	3,933,924
130,617	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	137,989
24,669	Federal National Mortgage Association, Pool #661691, 6.633%, due 10/01/32	24,532
357,530	Federal National Mortgage Association, Pool #711014, 7.196%, due 10/01/33	361,406
130,648	Federal National Mortgage Association, Pool #725886, 5.612%, due 05/01/34	130,787
628,153	Federal National Mortgage Association, Pool #735084, 6.516%, due 02/01/34	636,162
189,430	Federal National Mortgage Association, Pool #735524, 6.619%, due 02/01/35	190,778
673,903	Federal National Mortgage Association, Pool #735542, 5.734%, due 11/01/34	676,042
854,505	Federal National Mortgage Association, Pool #770222, 4.575%, due 04/01/34	856,636
2,415,237	Federal National Mortgage Association, Pool #773853, 5.1%, due 04/01/34	2,435,586
228,285	Federal National Mortgage Association, Pool #786884, 5.381%, due 08/01/34	227,794
845,241	Federal National Mortgage Association, Pool #793031, 5.665%, due 07/01/34	845,160
624,408	Federal National Mortgage Association, Pool #804017, 6.049%, due 12/01/34	626,759
598,605	Federal National Mortgage Association, Pool #821159, 4.915%, due 05/01/35	608,612
1,958,006	Federal National Mortgage Association, Pool #821542, 4.222%, due 05/01/35	1,964,785
364,563	Federal National Mortgage Association, Pool #821915, 4.545%, due 06/01/35	365,295
444,082	Federal National Mortgage Association, Pool #822073, 4.509%, due 07/01/35	444,847
264,636	Federal National Mortgage Association, Pool #826239, 6.091%, due 07/01/35	265,510
144,164	Federal National Mortgage Association, Pool #830581, 4.268%, due 05/01/35	142,159
454,165	Federal National Mortgage Association, Pool #832721, 6.685%, due 09/01/35	454,694
514,905	Federal National Mortgage Association, Pool #841970, 6.027%, due 10/01/33	518,753
1,126,739	Federal National Mortgage Association, Pool #851282, 5.321%, due 11/01/35	1,140,605
3,697,146	Federal National Mortgage Association, Pool #952235, 7%, due 11/01/37	3,871,143
249,920	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	259,432
61,136	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26	61,573
531,335	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31	533,046
67,761	Government National Mortgage Association II, Pool #80636, 5.625%, due 09/20/32	67,687

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$333,323	Government National Mortgage Association II, Pool #80734, 5.625%, due 09/20/33	$334,471
10,595	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	10,638
52,883	Government National Mortgage Association II, Pool #80757, 5.625%, due 10/20/33	53,027
130,300	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33	130,781
134,687	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33	135,231
390,397	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	392,468
1,565,824	Government National Mortgage Association II, Pool #80848, 5.5%, due 03/20/34	1,580,144
147,462	Government National Mortgage Association II, Pool #80869, 6.5%, due 04/20/34	149,887
145,899	Government National Mortgage Association II, Pool #80937, 6.5%, due 06/20/34	147,810
	Total U.S. Government Agency Obligations (Cost: $30,043,821)	30,103,808

	Total Fixed Income Securities (Cost: $95,862,251) (94.8%)	91,442,740

	Short-Term Investments
2,000,000	American General Finance Corp., 2.7%, due 08/01/08 (Commercial Paper)	2,000,000
2,600,000	Danske Corp., 2.25%, due 08/01/08 (Commercial Paper)	2,600,000
115,893	State Street Bank & Trust Depository Reserve, 1%	115,893
	Total Short-Term Investments (Cost: $4,715,893) (4.9%)	4,715,893

	Total Investments (Cost: $100,578,144) (99.7%)	96,158,633
	Excess of Other Assets over Liabilities (0.3%)	318,576

	Net Assets (100.0%)	$96,477,209

Notes to the Schedule of Investments:
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Banking	15.5%
Financial Services	78.8
U.S. Government Agency Obligations	0.5
Short-Term Investments	4.9
Total	99.7%

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2008

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (87.3% of Net Assets)
$20,129,611	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$19,327,518
20,356,087	Adjustable Rate Mortgage Trust (05-12-2A1), 5.689%, due 03/25/36	16,071,308
16,796,782	American Home Mortgage Assets (05-2-2A1A), 5.979%, due 01/25/36	13,614,815
34,040,186	Banc of America Funding Corp. (07-6-A2), 2.741%, due 07/25/37	25,897,457
4,381,096	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 6.47%, due 02/25/35	3,815,719
18,638,817	Bear Stearns Alt-A Trust (06-3-23A1), 6.115%, due 05/25/36	14,847,413
7,291,594	Bear Stearns Alt-A Trust (06-8-1A1), 2.621%, due 06/25/46	4,852,444
29,100,607	Bear Stearns Alt-A Trust (06-8-2A1), 5.521%, due 08/25/46	22,025,469
17,719,814	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	15,239,040
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 2.611%, due 12/25/36	13,803,084
2,250,969	Countrywide Alternative Loan Trust (05-27-1A2), 4.691%, due 08/25/35	1,418,110
14,525,118	Countrywide Alternative Loan Trust (05-76-1A1), 4.771%, due 01/25/36	10,312,834
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	10,014,560
21,866,719	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	15,414,808
13,849,382	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	10,602,322
16,539,358	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	15,429,817
8,626,902	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	7,792,934
3,192,074	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	3,143,096
13,873,052	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 5.913%, due 03/25/36	11,392,198
1,791,842	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,692,171
24,852,289	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	20,604,836
13,155,076	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 2.961%, due 07/25/36 (TAC)	8,170,869
13,155,076	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 3.039%, due 07/25/36 (I/O) (I/F)	446,850
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	19,271,629
24,063,929	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	21,747,311
29,452,947	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37	18,555,357
18,826,267	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	17,715,587
2,904	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	2,919
1,576,658	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,625,096
47,057	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	47,981
1,472,780	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,489,703
626,884	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	652,678
2,752,213	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,777,082
5,933,260	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	6,194,737
5,458,909	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,296,871
8,767,594	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	8,610,781
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,684,159

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	$6,668,477
6,955,292	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	6,464,074
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 7.948%, due 07/15/33 (I/F) (TAC)	417,783
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,558,204
12,374,118	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	11,599,096
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 5.823%, due 09/15/33 (I/F)	2,752,120
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,589,664
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	16,259,344
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 5.314%, due 11/15/33 (I/F)	2,239,302
8,919,785	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	8,516,363
9,976,565	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	9,575,517
9,272,985	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	8,984,466
3,372,948	Federal Home Loan Mortgage Corp. (2801-PS), 1.969%, due 05/15/34 (I/F)	2,244,944
11,907,890	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	11,700,937
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,885,784
5,742,230	Federal Home Loan Mortgage Corp. (2893-PO), 0.01%, due 11/15/34 (P/O)	3,378,487
4,264,856	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,514,064
11,957,749	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	11,705,922
14,343,137	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,150,751
8,482,408	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	8,379,555
2,941,512	Federal Home Loan Mortgage Corp. (2991-SH), 10.231%, due 07/15/33 (I/F)	2,643,744
6,315,771	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	6,222,487
12,365,671	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	11,620,294
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,034,548
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 6.704%, due 10/15/35 (I/F)	3,966,753
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	8,681,213
16,490,032	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	16,046,376
25,206,674	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	21,253,425
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,771,326
18,853,644	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	18,905,704
19,293,706	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	19,284,839
36,814,957	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	36,173,592
19,268,771	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	17,414,643
40,000,000	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38	33,147,036
2,686,204	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,711,399
6,854,911	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,493,733
8,911,385	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,695,752
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,772,375
11,065,229	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	10,530,091
2,248,258	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,220,977

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$7,729,850	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	$7,239,740
1,587,977	Federal National Mortgage Association (04-19-SP), 6.323%, due 06/25/33 (I/F)	1,397,588
3,141,233	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,771,294
3,694,989	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	3,671,008
9,174,225	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	9,108,856
10,056,027	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	9,965,898
4,510,577	Federal National Mortgage Association (04-52-SW), 4.639%, due 07/25/34 (I/F) (I/O)	408,071
5,740,867	Federal National Mortgage Association (04-58-SU), 5.552%, due 04/25/34 (I/F)	4,436,456
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,350,800
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,574,130
8,955,677	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	8,843,088
14,289,758	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	13,266,284
14,562,375	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	14,190,472
11,329,834	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	10,714,095
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	8,625,964
15,525,167	Federal National Mortgage Association (06-107-DS), 9.847%, due 11/25/36 (I/F)	12,767,791
5,805,988	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	5,664,273
12,203,794	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,483,300
10,759,089	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	10,085,310
15,805,449	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	15,405,509
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	17,237,379
8,523,580	Federal National Mortgage Association (07-88-FY), 2.921%, due 09/25/37	8,370,721
23,987,560	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	22,440,516
20,843,808	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38	17,501,687
17,086,642	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38	13,580,815
662,700	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	694,711
3,971,430	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,242,675
1,202,390	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,234,204
230,041	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	239,045
32,917	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	32,414
1,628,785	Government National Mortgage Association (02-41-SB), 3.542%, due 06/20/32 (I/F) (I/O)	95,224
3,970,910	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,051,764
2,082,248	Government National Mortgage Association (02-76-SG), 5.14%, due 10/16/29 (I/F) (I/O)	184,329
4,721,578	Government National Mortgage Association (03-42-SH), 4.092%, due 05/20/33 (I/F) (I/O)	382,130
9,429,847	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	9,151,685
2,327,199	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,836,927
8,372,085	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	8,358,468
9,441,403	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	8,951,639
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	18,984,428

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	$15,300,872
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	15,050,680
4,040,479	Harborview Mortgage Loan Trust (04-10-3A1A), 6.923%, due 01/19/35	3,360,920
16,361,581	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 6.326%, due 08/25/36	13,053,675
28,821,643	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37	20,429,429
20,391,956	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 6.342%, due 05/25/37	13,420,469
28,345,452	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 6.106%, due 05/25/37	20,925,741
19,208,483	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	16,458,362
18,039,437	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.94%, due 03/25/37	13,834,617
19,158,103	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.159%, due 03/25/37	15,418,272
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	23,561,952
8,746,605	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,293,893
38,038,508	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36	22,823,105
15,460,983	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	13,092,810
2,992,873	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,848,683
21,868,386	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.844%, due 03/25/36	17,650,462
39,500,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	33,634,131
22,719,435	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	18,761,710
17,390,776	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	14,168,815
7,394,644	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,571,600
21,869,549	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36	17,698,668
13,598,133	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36	11,282,094
15,206,783	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36	12,585,793
21,640,328	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	18,287,064
14,062,559	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	13,180,742
34,707,587	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36	24,013,631
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	23,855,016
27,351,402	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.147%, due 01/25/36	21,998,757
14,109,151	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	11,794,829
2,595,020	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,514,048
7,859,149	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	7,206,263
215,608	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	213,929
16,827,658	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	14,455,901
22,341,428	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.106%, due 03/25/36	20,845,088
25,581,503	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37	23,863,789
	Total Collateralized Mortgage Obligations (Cost: $1,632,709,727)	1,609,773,222

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (10.5%)
$3,023,475	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.699%, due 11/01/34	$3,015,055
21,657	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	22,182
234,682	Federal Home Loan Mortgage Corp., Pool #755363, 5.804%, due 09/01/30	239,859
190,859	Federal Home Loan Mortgage Corp., Pool #789924, 6.815%, due 11/01/32	191,718
9,065	Federal Home Loan Mortgage Corp., Pool #846317, 5.978%, due 08/01/26	9,076
78,608	Federal Home Loan Mortgage Corp., Pool #846510, 5.981%, due 04/01/25	80,975
147,886	Federal Home Loan Mortgage Corp., Pool #846732, 6.067%, due 01/01/30	148,982
26,000,000	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38	25,441,000
133,848	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	132,183
135,658	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	133,971
294,553	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	290,890
246,113	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	243,052
702,700	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	716,095
2,919,937	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,783,248
15,920,476	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	15,996,098
15,675,407	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	15,155,179
106,449	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	110,300
4,344,758	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,245,654
67,482	Federal National Mortgage Association, Pool #124410, 6.221%, due 07/01/22	68,358
467,388	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	479,978
873,351	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	883,777
2,436,711	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,421,634
18,353,267	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	17,843,964
306	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	311
13,510	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	13,825
55,021	Federal National Mortgage Association, Pool #348025, 5.045%, due 06/01/26	55,121
322,115	Federal National Mortgage Association, Pool #655819, 6.143%, due 08/01/32	327,661
200,221	Federal National Mortgage Association, Pool #661856, 6.724%, due 10/01/32	205,756
2,975,368	Federal National Mortgage Association, Pool #671133, 5.202%, due 02/01/33	2,984,651
624,321	Federal National Mortgage Association, Pool #672272, 4.906%, due 12/01/32	631,721
1,786,342	Federal National Mortgage Association, Pool #676766, 4.703%, due 01/01/33	1,803,263
1,260,179	Federal National Mortgage Association, Pool #687847, 4.513%, due 02/01/33	1,262,246
3,064,837	Federal National Mortgage Association, Pool #692104, 5.042%, due 02/01/33	3,062,162
2,865,488	Federal National Mortgage Association, Pool #699866, 4.376%, due 04/01/33	2,862,875
1,747,521	Federal National Mortgage Association, Pool #704454, 4.255%, due 05/01/33	1,743,926
1,592,322	Federal National Mortgage Association, Pool #708820, 4.592%, due 06/01/33	1,570,292
3,989,523	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,758,879
1,880,500	Federal National Mortgage Association, Pool #728824, 3.964%, due 07/01/33	1,868,119
4,194,090	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,128,820

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$15,423,046	Federal National Mortgage Association, Pool #745150, 4.5%, due 06/01/20	$14,938,184
268,631	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	265,676
1,327,258	Federal National Mortgage Association, Pool #821915, 4.545%, due 06/01/35	1,329,925
13,786,331	Federal National Mortgage Association, Pool #838765, 5.201%, due 10/01/35	13,659,125
16,430,987	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	17,204,270
26,000,000	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37	26,159,250
241,221	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	250,644
114,033	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	118,487
1,661,492	Government National Mortgage Association II, Pool #80963, 5.625%, due 07/20/34	1,667,196
	Total U.S. Government Agency Obligations (Cost: $193,467,770)	192,525,613

	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	111,886
	Total U.S. Treasury Securities (Cost: $111,711)	111,886

	Total Fixed Income Securities (Cost: $1,826,289,208) (97.8%)	1,802,410,721

	Short-Term Investments

10,000,000	American General Finance Corp., 2.7%, due 08/01/08 (Commercial Paper)	10,000,000
9,400,000	BNP Paribas Finance, Inc., 2.2%, due 08/07/08 (Commercial Paper)	9,396,554
5,050,000	Danske Corp., 2.25%, due 08/04/08 (Commercial Paper)	5,049,053
8,200,000	Danske Corp., 2.5%, due 08/01/08 (Commercial Paper)	8,200,000
25,000,000	International Lease Finance Corp., 2.7%, due 08/01/08 (Commercial Paper)	25,000,000
20,743	State Street Bank & Trust Depository Reserve, 1%	20,743

	Total Short-Term Investments (Cost $57,666,350) (3.1%)	57,666,350

	Total Investments (Cost: $1,883,955,558) (100.9%)	1,860,077,071
	Liabilities in Excess of Other Assets (-0.9%)	(16,581,926)

	Net Assets (100.0%)	$1,843,495,145

Notes to the Schedule of Investments:
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry (Unaudited)

July 31, 2008

Industry	Percentage of Net Assets
Banking	24.5%
Financial Services	20.4
Private Mortgage-Backed Securities	11.0
U.S. Government Agency Obligations	41.9
U.S. Government Obligations	0.0
Short-Term Investments	3.1
Total	100.9%

See accompanying notes to Schedule of Investments.

US FIXED INCOME

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2008

Note 1 - Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 23 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances,  the use of such a method would result in a valuation that does not approximate fair market value.

Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at July 31, 2008.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 – Security Lending

The Fund listed below has outstanding securities on loan at July 31, 2008. The loans were collateralized with cash which was invested in a money market fund (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$28,824	$29,416
TCW High Yield Bond Fund	8,626	8,807

Note 4 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income,  including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$1,497	$283	$344	$34,819
Unrealized (Depreciation)	(2,520)	(5,590)	(4,763)	(58,698)
Net Unrealized (Depreciation)	$(1,023)	$(5,307)	$(4,419)	$(23,879)
Cost of Investments for Federal Income Tax Purposes	$156,658	$68,997	$100,578	$1,883,956

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at July 31, 2008, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2008. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at July 31, 2008.

Item 2.  Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell President and Chief Executive Officer

Date	9/23/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell President and Chief Executive Officer

Date	9/23/2008

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date	9/23/2008